Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.9%)
	Alabama 21st Century Authority Tobacco
	Settlement Revenue	5.000%	6/1/20	1,500	1,543
1	Alabama Federal Aid Highway Finance Authority
	GAN TOB VRDO	1.550%	8/7/19 (Prere.)	8,000	8,000
1	Alabama Federal Aid Highway Finance Authority
	Special Obligation Revenue TOB VRDO	1.430%	8/7/19	14,540	14,540
	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) PUT	1.850%	11/1/22	3,530	3,569
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/19	500	505
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,074
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,484
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	21,285	23,080
2	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT, 67% of
	1M USD LIBOR + 0.900%	2.510%	12/1/23	17,500	17,267
	Black Belt Energy Gas District Alabama Gas
	Supply Revenue PUT	4.000%	6/1/21	8,550	8,928
	Black Belt Energy Gas District Alabama Gas
	Supply Revenue PUT	4.000%	7/1/22	21,400	22,849
	Huntsville AL GO	5.000%	5/1/22	1,170	1,292
	Jefferson County AL GO	5.000%	4/1/20	2,500	2,564
	Jefferson County AL GO	5.000%	4/1/21	2,000	2,123
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,826
	Jefferson County AL GO	5.000%	4/1/23	1,375	1,548
	Jefferson County AL Revenue	5.000%	9/15/19	940	944
	Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,303
	Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,752
	Jefferson County AL Revenue	5.000%	9/15/22	625	695
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/20	1,275	1,301
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/20	1,265	1,292
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/21	3,000	3,159
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/21	1,250	1,307
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/22	5,000	5,414
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/22	1,225	1,307
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/23	10,395	11,544
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/23	2,000	2,179

Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	6,675	7,291
UAB Medicine Financial Authority Alabama
Revenue	5.000%	9/1/20	420	437
UAB Medicine Financial Authority Alabama
Revenue	5.000%	9/1/21	460	495
UAB Medicine Financial Authority Alabama
Revenue	5.000%	9/1/22	500	556
				156,168
Alaska (0.2%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	7,505
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,154
Anchorage AK GO	5.000%	9/1/22	1,500	1,676
Anchorage AK GO	5.000%	9/1/22	1,000	1,118
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,500	1,666
North Slope Borough AK GO	5.000%	6/30/20	625	647
North Slope Borough AK GO	5.000%	6/30/20 (Prere.)	5,000	5,178
North Slope Borough AK GO	5.000%	6/30/21	625	671
North Slope Borough AK GO	5.000%	6/30/22	950	1,019
				26,634
Arizona (1.4%)
Arizona COP	5.000%	10/1/19	1,370	1,379
Arizona COP	5.000%	10/1/20	10,000	10,450
Arizona COP	5.250%	10/1/20 (4)	7,855	7,908
Arizona COP	5.000%	10/1/21	8,000	8,660
Arizona COP	5.000%	10/1/22	9,000	10,075
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	1,000	1,018
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/23	1,750	1,970
1 Arizona Health Facilities Authority Revenue
(Dignity Health) TOB VRDO	1.650%	8/7/19 LOC	23,295	23,295
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT, SIFMA
Municipal Swap Index Yield + 1.850%	3.250%	2/5/20	12,500	12,504
Arizona Lottery Revenue	5.000%	7/1/21	3,500	3,734
Arizona Lottery Revenue	5.000%	7/1/22	2,500	2,759
Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,848
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	7,524
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	2,000	2,071
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	1,685	1,809
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	240	242
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,230	1,238
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	2,365	2,651
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,000
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	10/18/22	11,000	12,266

2 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT, SIFMA
Municipal Swap Index Yield + 0.380%	1.780%	10/18/22	7,500	7,511
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) TOB VRDO	1.420%	8/7/19	5,730	5,730
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) TOB VRDO	1.430%	8/7/19	16,850	16,850
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/21	750	807
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/22	1,000	1,109
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/23	500	570
Maricopa County AZ Unified School District No.
4 (Mesa) GO	5.000%	7/1/22	2,500	2,777
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,870	12,751
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,565	12,424
Phoenix AZ GO	4.000%	7/1/20	10,095	10,365
Phoenix AZ GO	4.000%	7/1/24	2,025	2,189
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21 (Prere.)	4,215	4,510
Pima County AZ Sewer Revenue	5.000%	7/1/21	3,000	3,221
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/22	1,000	1,111
Salt River AZ Project Agricultural Improvement
& Power District Revenue	5.000%	12/1/23	8,990	9,794
Scottsdale AZ Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare
Hospitals) VRDO	2.050%	8/6/19 (4)	2,300	2,300
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	4.000%	10/1/23	7,250	7,329
3 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/21	250	269
3 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/22	425	471
3 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/23	375	428
2 Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.500%	9/3/19	8,250	8,251
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,000
				229,168
Arkansas (0.0%)
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,444
Rogers AR School District No. 30 GO	5.000%	2/1/20	1,000	1,019

Rogers AR School District No. 30 GO	5.000%	2/1/21	1,500	1,584
				4,047
California (5.4%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	57,570	57,603
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,511
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	12,385	12,485
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	8,750	8,940
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22	15,350	15,729
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT, 70%
of 3M USD LIBOR + 0.550%	2.173%	4/1/21	14,990	15,026
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.350%	1.750%	4/1/20	30,685	30,694
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.600%	2.000%	4/1/20	5,025	5,029
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT, SIFMA Municipal Swap Index
Yield + 0.220%	1.620%	12/1/20	15,900	15,895
California GO	5.000%	8/1/19	43,645	43,645
4 California GO	5.000%	9/1/19	10,000	10,033
4 California GO	5.000%	10/1/19	5,000	5,033
4 California GO	5.000%	8/1/20	20,000	20,804
California GO	5.000%	8/1/20	10,325	10,740
California GO	5.000%	9/1/20	10,075	10,514
4 California GO	5.250%	10/1/20	2,000	2,014
California GO	5.000%	11/1/21	43,230	47,111
California GO	5.000%	11/1/21	14,180	15,453
California GO	5.000%	4/1/22	14,500	16,030
California GO PUT	3.000%	12/1/19	28,825	28,927
California GO PUT	4.000%	12/1/21	8,225	8,635
2 California GO PUT, 70% of 1M USD LIBOR +
0.700%	2.379%	12/1/20	3,500	3,513
2 California GO PUT, 70% of 1M USD LIBOR +
0.760%	2.439%	12/1/21	10,575	10,673
2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.290%	1.690%	12/1/20	35,800	35,825
2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.380%	1.780%	12/1/22	39,250	39,366
2 California GO PUT, SIFMA Municipal Swap
Index Yield + 0.430%	1.830%	12/1/23	2,000	2,009
1 California GO TOB VRDO	1.360%	8/7/19	25,875	25,875
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/20	600	612
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,059
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.400%	8/7/19	6,750	6,750

California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	11,400	11,393
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,885
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	8,150	8,148
1 California Health Facilities Financing Authority
Revenue TOB VRDO	1.600%	8/7/19 LOC	50,000	50,000
2 California Infrastructure & Economic
Development Bank Revenue (California
Academy of Sciences) PUT, 70% of 1M USD
LIBOR + 0.380%	1.944%	8/1/21	14,500	14,528
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.882%	4/1/21	6,640	6,644
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.993%	4/1/20	5,625	5,631
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.993%	4/1/20	4,500	4,505
2 California Infrastructure & Economic
Development Bank Revenue PUT, 70% of 1M
USD LIBOR + 0.650%	2.233%	2/1/21	25,000	25,088
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT, SIFMA Municipal Swap Index Yield +
0.350%	1.750%	12/1/20	1,000	1,001
California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	206
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/20	305	319
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/20	325	339
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/21	250	269
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/22	250	278
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	637
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,056
2 California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.480%	10/1/19	7,000	7,002
California State University Systemwide Revenue
PUT	3.000%	11/1/19	21,000	21,028
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	1.750%	8/9/19 (4)	38,225	38,225
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	1.750%	8/9/19 (4)	4,800	4,800

California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/20	350	355
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/21	300	315
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/22	500	542
1 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	1.550%	8/7/19	13,435	13,435
California Statewide Communities Development
Authority Revenue (Dignity Health System
Obligated Group)	1.750%	8/9/19 (4)	1,000	1,000
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	515
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,087
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT, 70% of 1M USD LIBOR +
0.250%	1.932%	9/1/21	1,500	1,501
2 Eastern California Municipal Water District
Water& Wastewater Revenue PUT, 70% of
1M USD LIBOR + 0.300%	1.982%	10/1/21	2,450	2,453
2 Eastern California Municipal Water District
Water& Wastewater Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.250%	1.650%	10/1/21	625	624
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	3,000	3,077
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	1,250	1,329
1 Fresno CA Unified School District GO TOB
VRDO	1.550%	8/7/19	6,170	6,170
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,335	3,434
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,745	2,917
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	7,165	7,831
1 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.500%	8/7/19 LOC	4,960	4,960
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/19	610	612
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	1,500	1,517
Long Beach CA Harbor Revenue	5.000%	12/15/20	18,500	19,527
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,290
Menifee CA Union School District Public
Financing Authority Revenue	4.000%	9/1/19	1,000	1,002
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.410%	8/1/19 LOC	10,000	10,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,505
Palomar Pomerado Health California COP	2.500%	8/7/19 (4)	7,800	7,800

2 Riverside CA Water Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.630%	2.030%	1/15/20	1,670	1,671
1 Riverside County CA Public Financing Authority
Lease Revenue TOB VRDO	1.450%	8/7/19 LOC	1,150	1,150
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	877
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	785	786
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	1.450%	8/7/19	7,500	7,500
1 San Diego CA Community College District GO
TOB VRDO	1.450%	8/7/19 (Prere.)	4,200	4,200
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	20,000	21,015
San Francisco CA City & County Unified School
District GO	5.000%	6/15/21	7,045	7,579
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/19	700	700
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,500
Soledad CA Unified School District Revenue
BAN	0.000%	8/1/21	2,100	2,039
2 Southern California Public Power Authority
Revenue (Canyon Power Project) PUT,
SIFMA Municipal Swap Index Yield + 0.250%	1.650%	5/1/21	13,700	13,677
Southern California Public Power Authority
Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,790
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/22 (15)	1,400	1,563
1 University of California Revenue TOB VRDO	1.550%	8/7/19	10,435	10,435
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	625	646
Western California Municipal Water District
Revenue PUT	1.500%	10/1/20	7,325	7,343
				914,784
Colorado (1.5%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/19	1,000	1,013
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/20	1,455	1,531
Adams County CO COP	4.000%	12/1/19	1,250	1,262
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/20 (ETM)	1,495	1,540
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/21 (ETM)	1,000	1,066
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/22 (ETM)	720	793
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)
PUT	2.800%	5/15/23	3,230	3,357
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,881
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/20	6,955	6,968

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/21 (Prere.)	750	791
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	7,250	7,253
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT, 68% of 1M
USD LIBOR + 1.250%	2.884%	11/12/20	5,000	5,020
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT, 68% of 1M
USD LIBOR + 1.250%	2.884%	11/12/20	7,500	7,530
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/20	1,000	1,008
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/21	2,500	2,540
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	1.440%	8/1/19	17,040	17,040
2 Colorado Public Highway Authority Revenue
PUT, 67% of 1M USD LIBOR + 1.050%	2.568%	9/1/21	3,000	3,028
1 Colorado Regional Transportation District CP
TOB VRDO	1.500%	8/7/19	18,255	18,255
Colorado Springs CO Utility System Revenue
VRDO	1.400%	8/7/19	11,905	11,905
Dawson Ridge CO Metropolitan District No. 1
GO	0.000%	10/1/22 (ETM)	5,700	5,469
Denver CO City & County Airport Revenue	1.470%	8/8/19 (12)	10,200	10,200
Denver CO City & County Airport Revenue	1.900%	8/9/19 (12)	15,925	15,925
Denver CO City & County Airport Revenue	5.000%	11/15/22	5,000	5,252
2 Denver CO City & County Airport Revenue PUT,
70% of 1M USD LIBOR + 0.860%	2.542%	11/15/19	14,015	14,022
Denver CO City & County Board of Water
Commissioners Water Revenue	4.000%	12/15/22	1,085	1,159
Interlocken Metropolitan District Colorado GO	5.000%	12/1/21 (4)	400	434
Interlocken Metropolitan District Colorado GO	5.000%	12/1/22 (4)	675	754
Larimer County School District No. R-1 Poudre
GO	4.000%	12/15/23	795	892
Metro CO Wastewater Reclamation District
Colorado Revenue	5.000%	4/1/22	13,910	15,331
Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission
Association Inc.) PUT	2.000%	10/3/22	14,350	14,413
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,089
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.000%	1/15/22	2,800	2,867
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	7/15/23	3,250	3,331
Southlands CO Metropolitan District GO	3.000%	12/1/22	174	176
University of Colorado Enterprise System
Revenue	5.000%	6/1/22	720	799
University of Colorado Hospital Authority
Revenue PUT	4.000%	3/1/20	40,645	40,729
University of Colorado Hospital Authority
Revenue PUT	5.000%	3/1/22	16,350	17,588

University of Colorado Hospital Authority
Revenue VRDO	1.500%	8/7/19	14,920	14,920
				260,131
Connecticut (2.9%)
Bridgeport CT GO	5.000%	8/15/20 (4)(ETM)	3,435	3,572
Bridgeport CT GO	5.000%	8/15/20 (4)	3,680	3,815
Connecticut GO	4.000%	10/15/19	1,000	1,006
Connecticut GO	5.000%	4/15/20	1,000	1,027
Connecticut GO	5.000%	6/15/20	2,920	3,016
Connecticut GO	5.000%	9/15/20	1,590	1,657
Connecticut GO	5.000%	12/1/20	1,500	1,519
Connecticut GO	5.000%	4/15/21	6,000	6,381
Connecticut GO	5.000%	6/15/21	2,780	2,974
Connecticut GO	5.000%	4/15/22	3,750	4,119
Connecticut GO	5.000%	4/15/22	500	549
Connecticut GO	5.000%	5/15/22	1,500	1,597
Connecticut GO	5.000%	5/15/22	925	1,019
Connecticut GO	5.000%	6/15/22	4,675	5,163
Connecticut GO	5.000%	10/1/22	1,425	1,486
Connecticut GO	5.000%	10/15/22	6,295	7,026
Connecticut GO	5.000%	11/1/22	500	541
Connecticut GO	5.000%	4/15/23	3,375	3,689
Connecticut GO	5.000%	4/15/23	2,405	2,725
Connecticut GO	5.000%	4/15/23	3,200	3,626
Connecticut GO	5.000%	6/15/23	1,105	1,258
Connecticut GO	5.000%	9/15/23	1,310	1,503
Connecticut GO	5.000%	10/15/23	500	558
Connecticut GO	5.000%	10/15/23	3,645	4,192
Connecticut GO	5.000%	11/15/23	955	1,101
Connecticut GO	5.000%	10/15/24	3,230	3,702
Connecticut GO	5.000%	11/1/25	1,750	1,891
1 Connecticut GO TOB VRDO	1.440%	8/7/19 LOC	2,275	2,275
2 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.650%	2.050%	3/1/20	1,400	1,404
2 Connecticut GO, SIFMA Municipal Swap Index
Yield + 0.920%	2.320%	9/15/19	1,000	1,001
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/20	2,215	2,315
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/21	1,325	1,432
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/22	1,000	1,110
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	754
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/21	1,380	1,470
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/22	765	837
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.300%	2/3/20	58,500	58,553
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	17,400	17,446
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,740

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,875	17,047
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	61,650	62,750
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	10,050	10,252
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	735	750
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	1,275	1,300
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	24,675	24,864
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	25,325	25,519
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,825	15,349
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	4,310	4,785
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	1.400%	8/7/19	75,000	75,000
Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.800%	7/1/24	13,750	13,995
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.500%	11/15/20	1,260	1,260
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	2.600%	11/15/21	16,755	16,817
Connecticut Special Tax Revenue	5.000%	10/1/22	3,605	4,026
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	2,500	2,611
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	11,245	12,887
1 Connecticut Special Tax Revenue
(Transportation Infrastructure) TOB VRDO	1.460%	8/7/19	4,550	4,550
3 Hartford County CT Metropolitan District GO	5.000%	7/15/22	2,500	2,775
3 Hartford County CT Metropolitan District GO	5.000%	7/15/23	1,045	1,197
3 Hartford County CT Metropolitan District GO	5.000%	7/15/23	1,000	1,145
Hartford County CT Metropolitan District GO	5.000%	7/15/21	1,310	1,407
Hartford County CT Metropolitan District GO	5.000%	7/15/22	1,000	1,110
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	601
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,535
New Britain CT GO	5.000%	3/1/20 (15)(ETM)	1,050	1,074
New Britain CT GO	5.000%	3/1/20 (15)	125	128
New Haven CT GO	5.000%	8/15/21 (4)(ETM)	1,000	1,079
				488,862
Delaware (0.3%)
Delaware GO	5.000%	2/1/21	1,560	1,651
Delaware GO	5.000%	3/1/21	1,585	1,683
Delaware GO	5.000%	8/1/24	2,665	3,074
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	825	854
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	10,000	11,115
New Castle County DE GO	5.000%	10/1/20	7,470	7,812
New Castle County DE GO	5.000%	4/1/21	2,355	2,508
New Castle County DE GO	5.000%	4/1/22	1,845	2,035
New Castle County DE GO	5.000%	10/1/22	5,520	6,194

University of Delaware Revenue	5.000%	11/1/20	725	760
University of Delaware Revenue	5.000%	11/1/21	800	870
University of Delaware Revenue	5.000%	11/1/22	1,110	1,249
University of Delaware Revenue	5.000%	11/1/23	1,065	1,237
University of Delaware Revenue	5.000%	11/1/24	1,115	1,334
1 University of Delaware Revenue TOB VRDO	1.490%	8/7/19	9,170	9,170
				51,546
District of Columbia (0.3%)
1 District of Columbia Housing Finance Agency
Multifamily Housing Revenue (The Yards
Parcel Project) TOB VRDO	1.480%	8/7/19 LOC	32,000	32,000
1 District of Columbia Housing Finance Agency
Multifamily Housing Revenue (The Yards
Parcel Project) TOB VRDO	1.480%	8/7/19 LOC	5,225	5,225
1 District of Columbia Income Tax Revenue TOB
VRDO	1.430%	8/7/19	12,910	12,910
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/19	500	503
Washington D.C. Convention & Sports Authority
Revenue	5.000%	10/1/20	2,500	2,610
Washington D.C. Convention & Sports Authority
Revenue	5.000%	10/1/21	2,500	2,701
				55,949
Florida (3.1%)
Atlantic Beach FL Health Care Facilities
Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,937
1 Broward County FL Airport System Revenue
TOB VRDO	1.430%	8/7/19 LOC	31,360	31,360
Broward County FL GO	5.000%	1/1/21	1,255	1,324
Broward County FL School Board COP	5.000%	7/1/20	5,470	5,662
Broward County FL School Board COP	5.000%	7/1/22	4,830	5,357
Cape Coral FL Utility Improvement Special
Assessment Revenue	1.650%	9/1/19 (4)	1,100	1,100
Cape Coral FL Utility Improvement Special
Assessment Revenue	1.900%	9/1/20 (4)	920	923
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.000%	9/1/21 (4)	1,155	1,164
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	4,550	4,608
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.800%	11/19/20	20,000	20,084
Florida Board of Education Lottery Revenue	5.000%	7/1/21	21,010	22,553
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	4,670	5,177
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	4,895	5,606
Florida Board of Education Public Education
Revenue	5.000%	6/1/21	5,190	5,558
Florida Board of Education Public Education
Revenue	5.000%	6/1/22	4,885	5,416
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	13,160	13,628
Florida Department of Management Services
COP	5.000%	11/1/21	6,995	7,595

Florida Department of Transportation (Sunshine
Skyway Bridge) Revenue	5.000%	7/1/20	1,240	1,283
3 Florida Department of Transportation GO	5.000%	7/1/22	3,450	3,829
3 Florida Department of Transportation GO	5.000%	7/1/23	3,620	4,152
Florida Department of Transportation GO	5.000%	7/1/25	1,000	1,074
Florida Governmental Utility Authority Revenue	4.000%	10/1/21 (4)	375	398
Florida Governmental Utility Authority Revenue	5.000%	10/1/22 (4)	600	672
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	1.430%	8/7/19	11,905	11,905
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	805
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,090	6,361
Florida Municipal Power Agency Revenue
VRDO	1.490%	8/1/19 LOC	5,600	5,600
Gainesville FL Utilities System Revenue VRDO	1.460%	8/7/19	24,070	24,070
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	300	309
Halifax Hospital Medical Center Florida Hospital
Revenue VRDO	1.450%	8/7/19 LOC	30,000	30,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	460	465
Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,609
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/19	500	503
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	285	297
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,320	1,374
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,545	1,608
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	2,945	3,066
1 Jacksonville FL Electric Authority Electric
System Revenue TOB VRDO	1.550%	8/7/19 (Prere.)	11,250	11,250
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	1,500	1,509
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/22	1,625	1,635
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/21 (ETM)	1,500	1,625
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/22	1,000	1,110
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	1,500	1,715
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	1,015	1,160
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/20	815	851
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/21	735	793
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/22	765	851
Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,250	1,393
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,608
Jacksonville FL Special Revenue	5.000%	10/1/20	760	793
Jacksonville FL Special Revenue	5.000%	10/1/20	4,000	4,173
Key West FL Utility Board Electricity Revenue	5.000%	10/1/21	255	276

Key West FL Utility Board Electricity Revenue	5.000%	10/1/23	255	294
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,006
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/20	7,215	7,563
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/22	1,000	1,098
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/23	440	497
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/24	775	900
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,120
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,045
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	760	847
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,620
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,183
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	1.440%	8/7/19	9,240	9,240
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/20 (4)	1,520	1,544
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/22 (4)	1,115	1,211
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/23 (4)	1,170	1,308
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,513
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	500	523
1 Miami-Dade County FL Educational Finance
Authority Revenue TOB VRDO	1.550%	8/7/19	15,690	15,690
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	340	364
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	1,430	1,574
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/23	510	559
Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,490
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,293
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/23	1,200	1,381
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	1.430%	8/7/19 (12)(Prere.)	23,750	23,750
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	1.500%	8/7/19	17,015	17,015
North Brevard County FL Hospital District
Revenue	5.000%	1/1/22	1,660	1,788
Okeechobee County FL Solid Waste Disposal
Revenue (Waste Management
Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,099
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/19	5,500	5,526
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23	4,000	4,601
1 Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.) TOB
VRDO	1.500%	8/7/19 LOC	11,715	11,715

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/24 (4)	1,250	1,385
Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19 (4)	1,380	1,386
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20 (4)	1,000	1,033
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21 (4)	1,000	1,060
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,000	1,118
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	4,455	4,653
Orlando FL Utility Commission Utility System
Revenue VRDO	1.450%	8/7/19	12,845	12,845
Palm Bay FL GO	5.000%	7/1/21 (4)	830	891
Palm Bay FL GO	5.000%	7/1/22 (4)	870	965
Palm Bay FL GO	5.000%	7/1/23 (4)	915	1,047
Pasco County FL School Board COP	1.990%	8/9/19 (2)	9,325	9,325
Pasco County FL School District Sales Tax
Revenue	5.000%	10/1/21	1,000	1,080
Reedy Creek FL Improvement District GO	5.000%	6/1/22	1,545	1,711
Sarasota County FL Public Hospital District
Revenue VRDO	1.420%	8/7/19 LOC	11,645	11,645
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,307
South Florida Water Management District COP	5.000%	10/1/19	1,760	1,771
South Florida Water Management District COP	5.000%	10/1/20	2,040	2,132
1 South Miami FL Health Facilities Authority
(Baptist Health South Florida Obligated
Group) TOB VRDO	1.510%	8/7/19	16,625	16,625
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/19	2,300	2,303
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/20	1,125	1,168
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/21	1,250	1,343
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/22	1,075	1,193
1 South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	1.500%	8/7/19	3,750	3,750
1 South Miami FL Health Financing Authority
(Baptist Health Obligated Group) TOB VRDO	1.500%	8/7/19	34,925	34,925
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,672
Tampa Bay FL Regional Water Supply Authority
Utility System Revenue	5.000%	10/1/22	1,330	1,444
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	500
Volusia County FL School Board COP	5.000%	8/1/20 (15)	400	415
				517,223
Georgia (3.6%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	8,345	8,480
1 Atlanta GA Airport Revenue TOB VRDO	1.440%	8/7/19 (4)	10,000	10,000
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	1.430%	8/7/19	7,000	7,000
Augusta GA Water & Sewerage Revenue	5.000%	10/1/21	7,530	8,146

Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,050	2,064
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	15,785	15,788
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	13,410	13,413
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	11/1/19	28,470	28,945
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,238
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,625	1,636
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/21	505	534
Douglas County GA GO	5.000%	4/1/20	3,200	3,284
Douglas County GA GO	5.000%	4/1/21	1,500	1,597
Forsyth County GA School District GO	5.000%	2/1/22	2,750	3,016
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/20	590	605
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/20	1,465	1,478
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT, SIFMA Municipal Swap
Index Yield + 0.950%	2.350%	2/18/20	18,825	18,828
Georgia GO	4.000%	11/1/19	1,040	1,048
Georgia GO	5.000%	1/1/20	975	991
Georgia GO	5.000%	2/1/20	17,710	18,055
Georgia GO	5.000%	7/1/20	1,255	1,300
Georgia GO	5.000%	12/1/20	1,740	1,830
Georgia GO	5.000%	2/1/21	25,000	26,455
Georgia GO	5.000%	2/1/21	29,110	30,805
Georgia GO	5.000%	7/1/21	4,760	5,112
Georgia GO	5.000%	7/1/21	2,945	3,163
Georgia GO	5.000%	7/1/21	6,870	7,379
Georgia GO	5.000%	7/1/21	680	730
Georgia GO	5.000%	7/1/21	47,720	51,254
Georgia GO	5.000%	9/1/21	8,395	9,072
Georgia GO	5.000%	10/1/21	6,955	7,538
Georgia GO	5.000%	1/1/22	16,110	17,613
Georgia GO	5.000%	2/1/22	1,660	1,820
Georgia GO	5.000%	7/1/22	15,135	16,831
Georgia GO	5.000%	7/1/22	12,385	13,773
Georgia GO	5.000%	7/1/22	19,135	21,280
Georgia GO	5.000%	7/1/23	14,395	16,546
Georgia GO	5.000%	1/1/24	5,000	5,651
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	1,420	1,442

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	2,500	2,713
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,031
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	15,940
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	6,879
Glynn County GA School District GO	5.000%	8/1/19	7,030	7,030
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/23	800	905
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	3.000%	4/1/20	150	152
Henry County GA School District GO	5.000%	8/1/21	3,300	3,554
Henry County GA School District GO	5.000%	8/1/22	5,250	5,855
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/21	350	370
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/21	790	836
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/22	500	545
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/23	750	839
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	4.000%	6/1/23	4,290	4,705
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/24	1,000	1,147
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	30,000	32,761
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	9,000	9,864
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	11,000	12,293
2 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT, 67% of 1M USD
LIBOR + 0.830%	2.440%	12/1/23	50,000	50,031
1 Main Street Natural Gas Inc. Georgia Revenue
TOB VRDO	1.430%	8/7/19 LOC	7,725	7,725
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,636
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	300	305
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,250	2,284
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	10,690	10,853
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,910	3,045
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	275	289
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	740	778
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	9,655	10,148
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,000	1,051
Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	500	527
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,560	2,775
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	375	407
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,250	2,442
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	550	615
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,000	3,357
Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	3,085	3,546

	Municipal Electric Authority Georgia Revenue
	(Combined Cycle Project)	5.000%	11/1/21	1,415	1,528
	Municipal Electric Authority Georgia Revenue
	(Combined Cycle Project)	5.000%	11/1/22	1,115	1,242
	Municipal Electric Authority Georgia Revenue
	(Project One)	5.000%	1/1/21	3,955	4,157
	Richmond County GA Board of Education Sales
	Tax Revenue	5.000%	10/1/20	6,165	6,440
					614,340
Guam (0.0%)
	Guam Government Business Privilege Tax
	Revenue	5.000%	11/15/19	1,500	1,514
	Guam Government Business Privilege Tax
	Revenue	5.000%	11/15/20	750	780
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/21	500	530
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/22	500	545
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/20	630	648
					4,017
Hawaii (0.9%)
2	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.450%	1.850%	3/2/20	4,190	4,190
2	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.450%	1.850%	3/2/20	2,165	2,165
	Hawaii GO	5.000%	10/1/19	4,000	4,026
	Hawaii GO	5.000%	10/1/20	2,750	2,876
	Hawaii GO	4.000%	5/1/21	8,090	8,502
	Hawaii GO	5.000%	12/1/21 (Prere.)	4,730	5,154
	Hawaii GO	5.000%	12/1/21 (Prere.)	4,570	4,980
	Hawaii GO	5.000%	12/1/21 (Prere.)	12,635	13,769
	Hawaii GO	5.000%	4/1/22	5,500	6,062
	Hawaii GO	4.000%	5/1/22	750	809
	Hawaii GO	5.000%	12/1/22	5,515	6,013
	Hawaii GO	5.000%	8/1/23 (Prere.)	1,280	1,474
	Hawaii GO	5.000%	10/1/23	2,015	2,333
	Honolulu HI City & County GO	5.000%	9/1/19	2,535	2,543
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,160
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,278
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,235
1,2 Honolulu HI City & County GO PUT		1.530%	8/15/19	15,290	15,290
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.300%	1.700%	9/1/20	5,500	5,500
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.300%	1.700%	9/1/20	7,500	7,500
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.310%	1.710%	9/1/20	12,500	12,501
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	10,125	10,126
2	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	11,500	11,501

2 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	11,250	11,251
2 Honolulu HI City & County GO PUT, SIFMA
Municipal Swap Index Yield + 0.320%	1.720%	9/1/20	7,500	7,501
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/23	3,410	3,686
				155,425
Idaho (0.0%)
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/20	1,150	1,174
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/21	2,145	2,263
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/22	2,700	2,944
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/23	1,000	1,122
				7,503
Illinois (7.2%)
Chicago IL Board of Education GO	0.000%	12/1/21 (14)	510	483
Chicago IL Board of Education GO	2.125%	10/1/19	28,000	28,006
Chicago IL Board of Education GO	5.000%	12/1/19	16,110	16,253
Chicago IL Board of Education GO	5.000%	12/1/19	3,750	3,783
Chicago IL Board of Education GO	5.000%	12/1/19	890	898
Chicago IL Board of Education GO	5.000%	12/1/19	500	504
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	830	839
Chicago IL Board of Education GO	5.500%	12/1/19 (2)	120	121
Chicago IL Board of Education GO	5.000%	12/1/20	6,000	6,209
Chicago IL Board of Education GO	5.000%	12/1/20	4,445	4,602
Chicago IL Board of Education GO	5.000%	12/1/20	4,555	4,714
Chicago IL Board of Education GO	5.000%	12/1/20	150	156
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	615	643
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,618
Chicago IL Board of Education GO	5.000%	12/1/21	7,000	7,379
Chicago IL Board of Education GO	5.000%	12/1/21	2,830	2,983
Chicago IL Board of Education GO	5.000%	12/1/21	5,170	5,450
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	1,900	2,029
Chicago IL Board of Education GO	0.000%	12/1/22 (14)	530	489
Chicago IL Board of Education GO	5.000%	12/1/22	5,000	5,371
Chicago IL Board of Education GO	5.000%	12/1/22 (4)	500	548
Chicago IL Board of Education GO	5.000%	12/1/22	540	580
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	1,620	1,456
Chicago IL Board of Education GO	5.000%	12/1/23	3,580	3,916
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	2,000	2,243
Chicago IL Board of Education GO	5.000%	12/1/23	590	645
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	830	726
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	595	520
2 Chicago IL Board of Education Revenue TAN
PUT, 79% of 1M USD LIBOR + 0.450%	2.207%	12/13/19	5,000	5,000
1 Chicago IL Board of Education Special Tax TOB
VRDO	1.580%	8/7/19 LOC	34,700	34,700
Chicago IL GO	5.000%	12/1/19	1,270	1,283
Chicago IL GO	4.000%	1/1/20	100	101
Chicago IL GO	5.000%	1/1/20	450	456
Chicago IL GO	4.000%	1/1/21	1,250	1,264
Chicago IL GO	5.000%	1/1/21 (ETM)	1,685	1,774
Chicago IL GO	0.000%	1/1/22	200	188

Chicago IL GO	5.000%	1/1/22	715	757
Chicago IL GO	5.000%	1/1/23	5,185	5,578
Chicago IL GO	5.000%	1/1/24	1,150	1,254
Chicago IL Housing Authority Revenue	5.000%	1/1/21	1,400	1,470
Chicago IL Housing Authority Revenue	5.000%	1/1/22	1,330	1,443
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,062
Chicago IL O'Hare International Airport Revenue
(Customer Facility Charge)	5.000%	1/1/21	3,980	4,179
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	1.600%	8/7/19 LOC	12,130	12,130
Chicago IL Park District GO	5.000%	1/1/20	250	253
Chicago IL Park District GO	5.000%	1/1/21	450	470
Chicago IL Park District GO	5.000%	1/1/23	790	847
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,286
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,355	1,439
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,845	1,959
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,095	3,376
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,729
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.500%	8/7/19	45,790	45,790
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.520%	8/7/19	57,165	57,165
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,015
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,015
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,015
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/20 (14)	525	534
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,223
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,152
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	810	876
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,568
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,010	2,239
Chicago IL Water Revenue	5.000%	11/1/20	1,000	1,046
1 Chicago IL Water Revenue TOB VRDO	1.580%	8/7/19	1,045	1,045
1 Chicago IL Water Revenue TOB VRDO	1.580%	8/7/19	1,245	1,245
Chicago IL Waterworks Revenue	4.000%	11/1/19	1,930	1,943
Chicago IL Waterworks Revenue	5.000%	11/1/19	1,620	1,634
Chicago IL Waterworks Revenue	5.000%	11/1/19	475	479
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,610
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,775
Chicago IL Waterworks Revenue	5.000%	11/1/21	680	731
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,325	1,427
1 Chicago IL Transit Authority Revenue TOB
VRDO	1.520%	8/7/19	19,396	19,396
1 Chicago IL Transit Authority Revenue TOB
VRDO	1.600%	8/7/19	3,695	3,695
1 Cook County IL Forest Preserve District GO
TOB VRDO	1.550%	8/7/19	6,660	6,660
Cook County IL GO	5.000%	11/15/19	1,875	1,895
Cook County IL GO	5.000%	11/15/19	1,000	1,010
Cook County IL GO	5.000%	11/15/19	210	212
Cook County IL GO	5.000%	11/15/20	500	522
Cook County IL GO	5.000%	11/15/21	500	537

Cook County IL GO	5.000%	11/15/22	285	314
Cook County IL GO	5.250%	11/15/22	10,000	10,467
1 Cook County IL GO TOB VRDO	1.500%	8/7/19 LOC	7,500	7,500
1 Cook County IL Sales Tax Revenue TOB VRDO	1.500%	8/7/19	15,370	15,370
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/19	2,380	2,402
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/20	2,475	2,567
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/21	2,575	2,732
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/22	2,680	2,906
DuPage County IL Community Unit School
District No. 200 (Wheaton) GO	5.000%	10/1/23	4,940	5,680
DuPage & Cook Counties IL Township High
School District No. 86 (Hinsdale) GO	5.000%	1/15/23	935	1,055
DuPage & Cook Counties IL Township High
School District No. 86 (Hinsdale) GO	5.000%	1/15/24	935	1,087
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	6,250	6,261
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.800%	2/13/20	600	602
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	2,450	2,498
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.700%	3/2/20	5,750	5,750
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	3,021
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	2.250%	4/29/22	7,500	7,653
1 Illinois Finance Authority Revenue (Ascension
Health Credit Group) TOB VRDO	1.430%	8/7/19	10,360	10,360
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	1.520%	8/7/19 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	1.430%	8/7/19	13,125	13,125
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/21	1,530	1,640
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	1/1/22	2,560	2,792
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/22	2,220	2,462
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/23	2,500	2,862
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	835	842
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/19	200	200
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/20	260	266
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	1.450%	8/7/19 LOC	26,220	26,220
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/20	1,000	1,025
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/21	725	770

Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/22	750	822
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/23	1,250	1,412
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/20	1,030	1,064
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	1.410%	8/7/19 LOC	15,255	15,255
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/21	2,600	2,789
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,386
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,857
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	1.430%	8/7/19	8,760	8,760
Illinois Finance Authority Revenue
(Northwestern University)	5.000%	12/1/22	6,310	7,093
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/20	700	720
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/21	375	399
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	875	961
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	500	565
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/19	1,000	1,006
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/20	1,875	1,954
2 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT, 70% of 1M USD LIBOR +
1.350%	3.032%	5/1/21	2,500	2,507
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/20	7,575	7,715
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,231
1 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group) TOB VRDO	1.430%	8/7/19	3,995	3,995
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	505
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	3,000	3,006
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/22	900	978
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/19	500	501
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/20	600	619
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	1,080	1,122
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	1.430%	8/7/19	19,835	19,835
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	1,000	1,080
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,275	6,278

Illinois GO	5.000%	8/1/19	23,000	23,000
Illinois GO	5.000%	11/1/19	78,860	79,439
Illinois GO	5.000%	1/1/20	2,750	2,785
Illinois GO	5.250%	1/1/20	1,305	1,323
Illinois GO	5.000%	2/1/20	2,525	2,564
Illinois GO	5.000%	2/1/20	5,690	5,778
Illinois GO	5.000%	5/1/20	2,250	2,301
Illinois GO	5.000%	8/1/20	1,260	1,298
Illinois GO	4.000%	9/1/20	1,830	1,870
Illinois GO	5.000%	10/1/20	13,785	14,265
Illinois GO	5.000%	10/1/20	8,265	8,553
Illinois GO	5.000%	11/1/20	76,020	78,727
Illinois GO	5.250%	1/1/21	1,155	1,204
Illinois GO	5.000%	3/1/21	1,000	1,044
Illinois GO	5.000%	4/1/21	3,390	3,545
Illinois GO	5.000%	7/1/21	8,260	8,693
Illinois GO	5.000%	10/1/21	11,915	12,621
Illinois GO	5.000%	10/1/21	2,060	2,182
Illinois GO	5.000%	11/1/21	24,515	25,966
Illinois GO	5.000%	1/1/22	100	101
Illinois GO	5.000%	4/1/22	1,650	1,763
Illinois GO	5.000%	7/1/22	4,385	4,711
Illinois GO	5.000%	8/1/22	3,500	3,768
Illinois GO	5.000%	10/1/22	13,785	14,894
Illinois GO	5.000%	11/1/22	30,280	32,678
Illinois GO	5.000%	11/1/23	15,105	16,504
Illinois Housing Development Authority Revenue
(Century Woods) PUT	1.900%	10/1/21	3,000	3,031
2 Illinois Regional Transportation Authority
Revenue PUT	1.650%	5/31/20	27,560	27,560
Illinois Sales Tax Revenue	5.000%	6/15/21	1,560	1,643
Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,386
Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,480
1 Illinois Sales Tax Revenue TOB VRDO	1.580%	8/7/19 LOC	7,055	7,055
Illinois Sports Facility Authority Revenue	0.000%	6/15/20 (2)	1,545	1,515
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	1,275	1,291
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	1,900	2,000
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	1,660	1,807
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	2,850	3,102
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	2,250	2,523
Illinois Toll Highway Authority Revenue VRDO	1.440%	8/7/19 LOC	20,000	20,000
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	1.460%	8/7/19	10,360	10,360
McLean & Woodford Counties IL Community
School District No. 5 GO	4.000%	12/1/23	1,545	1,702
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,545	3,690
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.750%	6/15/22 (Prere.)(14)	4,025	4,581
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/19	1,340	1,356
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/20	1,000	1,048

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	985	1,016
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/21	2,500	2,670
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.375%	6/1/21	760	813
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/22	12,000	13,163
1 Regional Transportation Authority IL TOB VRDO	1.440%	8/7/19	11,550	11,550
1 Regional Transportation Authority IL TOB VRDO	1.440%	8/7/19	16,000	16,000
1 Regional Transportation Authority IL TOB VRDO	1.440%	8/7/19	9,000	9,000
1 Regional Transportation Authority IL TOB VRDO	1.440%	8/7/19	7,195	7,195
Regional Transportation Authority IL Revenue.	5.500%	7/1/23 (14)	550	636
Romeoville IL GO	5.000%	12/30/24	2,685	3,179
1 Sales Tax Securitization Corp. IL TOB VRDO	1.550%	8/7/19	16,335	16,335
1 Sales Tax Securitization Corp. IL TOB VRDO	1.550%	8/7/19	18,460	18,460
1 Sales Tax Securitization Corp. IL TOB VRDO	1.570%	8/7/19	8,340	8,340
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,042
1 Springfield IL Water Revenue TOB VRDO	1.610%	8/7/19	4,113	4,113
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/20	350	355
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/22 (4)	500	531
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/20	8,730	8,830
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/21	7,820	8,125
				1,213,200
Indiana (1.1%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/20	370	383
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	610	632
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	400	414
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	365	392
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	350	389
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	380	436
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/20	1,000	1,018
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/20	805	835
3 Franklin IN Economic Development Revenue
(Otterbein Homes)	5.000%	7/1/23	950	1,074
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/21	1,685	1,771
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/21	1,225	1,308
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/22	1,520	1,649
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/22	1,000	1,102

Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/23	1,000	1,116
2 Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.500%	9/3/19	8,000	8,001
Indiana Finance Authority Environmental
Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22	1,125	1,154
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,220	10,752
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	2,340	2,567
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/19	3,040	3,079
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/20	10,000	10,508
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/21	2,615	2,847
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	3,000	3,021
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	3,000	3,021
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	1.650%	7/1/22	10,500	10,573
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/22	2,250	2,532
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT	5.000%	12/1/23	3,750	4,355
2 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.280%	1.680%	7/2/21	6,500	6,502
2 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.550%	1.950%	7/2/21	6,000	6,002
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/19	700	706
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	700	732
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	541
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	750	838
1 Indiana Finance Authority Hospital Revenue
(Parkview Health System) TOB VRDO	1.430%	8/7/19	7,500	7,500
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/22	1,300	1,430
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	1,896

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/19	250	250
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/20	500	514
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/22	2,470	2,761
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/22	1,250	1,397
Indiana Finance Authority Revenue (Trinity
Health) VRDO	1.390%	8/7/19	29,700	29,700
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	6,845	6,928
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	2.000%	8/1/19	1,110	1,110
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	3,870	3,869
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20 (Prere.)	55	55
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	2,460	2,462
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,040	3,045
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,800	3,807
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	6,245	6,250
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	4,210	4,213
3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,000	1,086
3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/22	1,000	1,089
3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,085	1,206
3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/23	1,215	1,353
IPS Multi-School Building Corp. IN Revenue	3.000%	1/15/22	2,380	2,484
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/22	2,895	3,046
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/22	1,000	1,113
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,021
				180,835
Iowa (0.5%)
Des Moines IA GO	5.000%	6/1/22	5,000	5,536
Des Moines IA GO	5.000%	6/1/23	1,570	1,795

Iowa City IA Community School District GO	5.000%	6/1/21	2,685	2,875
Iowa City IA Community School District GO	5.000%	6/1/22	2,760	3,056
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	1,655	1,675
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	6,700
Iowa Finance Authority Revenue	5.000%	8/1/21 (Prere.)	4,790	5,160
Iowa Finance Authority Revenue	5.000%	8/1/22	1,135	1,179
2 Iowa Finance Authority Revenue PUT, 70% of
1M USD LIBOR + 0.350%	1.933%	10/1/21	3,750	3,758
2 Iowa Finance Authority Single Family Mortgage
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.300%	1.700%	5/3/21	4,000	3,994
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/20	400	408
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/22	1,200	1,311
Iowa Financial Authority Revenue (Iowa Health
System)	5.000%	2/15/24	1,315	1,525
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,257
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/22	3,465	3,578
Polk County IA GO	4.000%	6/1/20	11,585	11,862
Polk County IA GO	4.000%	6/1/21	12,135	12,766
				75,435
Kansas (0.2%)
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	251
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	358
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	519
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/20	1,330	1,385
2 Kansas Department of Transportation Highway
Revenue, 67% of 1M USD LIBOR + 0.400%	2.010%	9/1/19	4,250	4,251
2 Kansas Department of Transportation Highway
Revenue, 70% of 1M USD LIBOR + 0.300%	1.982%	9/1/21	7,580	7,603
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,340	1,378
Kansas Development Finance Authority
Revenue	5.000%	3/1/22	2,210	2,260
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,221
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,236
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/22	535	592
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/23	600	683
1 University of Kansas Hospital Authority Health
Facilities Revenue TOB VRDO	1.420%	8/7/19	4,600	4,600
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/21	7,990	8,649
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	502
				37,488

Kentucky (0.9%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/20	400	404
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	12,375	12,369
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/20	1,025	1,054
Kentucky Bond Development Corp. Revenue
(Lexington Center Corporation Project)	5.000%	9/1/23	520	592
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/23	705	804
2 Kentucky Economic Development Finance
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.500%	9/3/19	5,500	5,501
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,550
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	13,270
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,697
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	10,985	11,397
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/20	500	505
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/20	3,500	3,580
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/21	1,285	1,329
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/21	3,650	3,818
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/22	1,535	1,623
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/22	400	427
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/22	6,290	6,721
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/22	1,000	1,077
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/23	1,640	1,771
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/23	1,280	1,390
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	7/1/23	5,000	5,454
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/23	1,660	1,820
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/24	2,435	2,688
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/24	3,085	3,430
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	23,325	25,437
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	10,000	11,078

1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	1.420%	8/7/19	6,380	6,380
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.850%	4/1/21	8,000	8,068
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.000%	11/1/19	17,810	17,932
				155,166
Louisiana (0.4%)
1 Franciscan Missionaries of Our Lady Health
System Obligated Group Louisiana TOB
VRDO	1.600%	8/7/19	9,475	9,475
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,524
Louisiana GO	5.000%	9/1/22	4,105	4,575
Louisiana GO	5.000%	9/1/23	3,000	3,447
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/20 (15)	1,665	1,737
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,925	2,077
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,045	1,127
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,275	2,529
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,145	2,383
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,507
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	1.520%	8/7/19 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/21	360	385
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/22	285	314
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/23	385	436
Louisiana Public Facilities Authority Revenue
(Louisiana Children's Medical Center) PUT	5.000%	6/1/23	2,835	3,202
New Orleans LA GO	4.000%	12/1/19	775	782
Shreveport LA GO	3.000%	8/1/22 (15)	1,750	1,835
Shreveport LA Water & Sewer Revenue	5.000%	12/1/22 (15)	550	614
Shreveport LA Water & Sewer Revenue	4.000%	12/1/23 (4)	560	620
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24 (4)	480	567
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	1.410%	8/7/19 LOC	16,600	16,600
				62,736
Maine (0.1%)
Maine GO	5.000%	6/1/21	1,250	1,339
Maine GO	4.000%	6/1/22	3,785	4,092

Maine GO	5.000%	6/1/23	3,000	3,437
				8,868
Maryland (3.2%)
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,279
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,492
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,398
Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,595
Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,472
Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,377
Baltimore County MD GO	5.000%	2/1/20	1,050	1,071
Baltimore County MD GO	5.000%	11/1/20	1,685	1,767
Baltimore County MD GO	5.000%	3/1/21	3,500	3,716
Baltimore County MD GO	5.000%	3/1/21	5,300	5,626
Baltimore County MD GO	5.000%	8/1/21	2,800	3,017
Baltimore County MD GO	5.000%	2/1/22	1,300	1,425
Baltimore MD Consolidated Public Improvement
GO	5.000%	2/1/20	1,100	1,122
Baltimore MD Consolidated Public Improvement
GO	4.000%	8/1/20	4,730	4,868
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	3,795	3,943
1 Baltimore MD GO TOB VRDO	1.440%	8/7/19	3,975	3,975
Frederick County MD GO	5.000%	8/1/20	2,145	2,229
Frederick County MD GO	5.000%	2/1/21	2,000	2,117
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/23	865	937
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/24	1,500	1,646
Howard County MD GO	5.000%	8/15/21	3,985	4,300
Howard County MD GO	5.000%	8/15/21	1,220	1,316
Howard County MD GO	5.000%	8/15/22	4,130	4,612
Howard County MD GO	5.000%	8/15/22	1,255	1,401
Maryland Department of Transportation
Revenue	4.000%	5/15/20	2,355	2,409
Maryland Department of Transportation
Revenue	4.000%	9/1/21	20,665	21,903
Maryland Department of Transportation
Revenue	5.000%	9/1/21	13,990	15,127
Maryland Department of Transportation
Revenue	5.000%	6/1/24	9,320	10,677
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	1.700%	9/1/22	15,000	15,147
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,939
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,490	1,522
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,916
Maryland GO	4.500%	8/1/19	1,400	1,400
Maryland GO	5.000%	8/1/19	5,060	5,060
Maryland GO	5.000%	6/1/20	22,910	23,662
Maryland GO	5.000%	8/1/20	2,155	2,240
4 Maryland GO	5.250%	8/1/20	29,620	30,860
Maryland GO	5.000%	6/1/21	12,000	12,859
4 Maryland GO	5.000%	8/1/21	46,385	49,987

Maryland GO	5.000%	8/1/21	20,000	21,553
Maryland GO	5.000%	8/1/21	15,000	16,165
Maryland GO	4.000%	8/1/22	2,605	2,828
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/20	750	761
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,049
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	2.875%	7/1/23	875	911
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	2,615	2,619
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health) TOB
VRDO	1.450%	8/7/19 LOC	24,300	24,300
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	785	813
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,380	1,454
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/21	5,790	6,216
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	6,370	7,080
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/23	6,595	7,575
Montgomery County MD GO	5.000%	8/1/19	1,570	1,570
Montgomery County MD GO	5.000%	10/1/19	4,215	4,242
Montgomery County MD GO	5.000%	11/1/20	5,900	6,188
Montgomery County MD GO	5.000%	12/1/20	16,380	17,232
Montgomery County MD GO	5.000%	6/1/21	5,000	5,355
Montgomery County MD GO	5.000%	7/1/21	1,000	1,074
Montgomery County MD GO	5.000%	11/1/21	9,625	10,462
Montgomery County MD GO	5.000%	12/1/21	12,970	14,139
Montgomery County MD GO	5.000%	11/1/22	1,375	1,546
Prince George's County MD Consolidated Public
Improvement GO	5.000%	7/15/21	2,810	3,021
Prince George's County MD Consolidated Public
Improvement GO	5.000%	3/1/22	2,210	2,430
Prince George's County MD Consolidated Public
Improvement GO	5.000%	7/15/22	6,080	6,770
Prince George's County MD Consolidated Public
Improvement GO	5.000%	8/1/22	1,000	1,115
Prince George's County MD GO	4.000%	7/15/21	4,210	4,445
Prince George’s County MD GO	5.000%	8/1/19	5,075	5,075
Prince George’s County MD GO	5.000%	9/15/19	4,780	4,802
Prince George’s County MD GO	5.000%	3/1/20	2,200	2,250
Prince George’s County MD GO	5.000%	9/15/20	1,730	1,805
Prince George’s County MD GO	5.000%	9/15/20	12,385	12,925
Prince George’s County MD GO	5.000%	7/1/22	4,745	5,277
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/19	400	403

Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/20	200	207
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/21	500	531
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/22	300	326
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/21	3,815	4,062
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/20	12,870	13,182
Washington MD Suburban Sanitary Commission
GO	5.000%	6/15/21	7,250	7,775
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/22	2,975	3,214
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/22	1,355	1,503
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/22	5,000	5,545
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	4,820	4,977
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	2,550	2,633
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/19	1,640	1,653
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/20	1,735	1,803
				535,270
Massachusetts (2.4%)
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.700%	3/2/20	29,195	29,195
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	25,500	28,631
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/20	975	1,008
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/22	535	588
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/23	765	864
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	1,430	1,523
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	8,600	9,918
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	1,000	1,153
1 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.600%	8/7/19	6,665	6,665
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	1,255	1,297
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	500	534
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	2,740	3,025

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	765	845
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	500	569
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/20 (Prere.)	5,000	5,110
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/20	2,500	2,572
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	5,000	5,191
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20	1,610	1,688
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	4,200	4,526
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	3.000%	7/1/20	1,500	1,526
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21	750	790
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/23	785	897
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/22	1,290	1,392
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,335	1,368
Massachusetts Development Finance Agency
Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22	2,475	2,479
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/19	1,240	1,242
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	1,275	1,289
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	1,315	1,340
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	400	414
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,145
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,738
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT, SIFMA
Municipal Swap Index Yield + 0.480%	1.880%	1/29/20	5,800	5,801
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	750	767
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	500	517
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	750	802
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	440	485
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,480
Massachusetts Development Finance Agency
Revenue (Williams College) PUT	1.450%	7/1/21	6,470	6,493
Massachusetts GO	5.500%	12/1/19 (14)	1,940	1,969
Massachusetts GO	5.000%	3/1/20	7,540	7,713

Massachusetts GO	5.000%	7/1/21	2,845	3,057
Massachusetts GO	5.000%	7/1/21	15,505	16,662
Massachusetts GO	5.000%	8/1/21	5,000	5,389
Massachusetts GO	5.250%	8/1/21	6,095	6,599
Massachusetts GO	5.250%	8/1/21	6,395	6,923
Massachusetts GO	5.000%	11/1/21	24,000	26,087
Massachusetts GO	5.000%	1/1/22	7,490	8,191
Massachusetts GO	5.000%	7/1/22	4,800	5,339
Massachusetts GO	5.000%	11/1/22 (Prere.)	7,000	7,871
Massachusetts GO	5.000%	5/1/23	8,000	9,143
Massachusetts GO PUT	1.050%	7/1/20	32,000	31,945
Massachusetts GO PUT	1.700%	8/1/22	24,210	24,484
2 Massachusetts GO, SIFMA Municipal Swap
Index Yield + 0.600%	2.000%	2/1/20	1,500	1,500
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	1.940%	8/7/19 (4)	10,005	10,005
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	1.660%	8/8/19 (4)	510	510
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	1.990%	8/9/19 (4)	12,235	12,235
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	1,500	1,547
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Boston) PUT	1.850%	4/1/22	3,700	3,747
Massachusetts Housing Finance Agency
Revenue	1.850%	6/1/20	790	790
Massachusetts Housing Finance Agency
Revenue	2.050%	12/1/21	12,500	12,525
Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	5,805	5,812
2 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT, 70% of 1M
USD LIBOR + 0.380%	2.062%	9/1/21	3,750	3,758
2 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.330%	1.730%	12/1/21	2,000	2,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	10,205	11,004
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/22	5,000	5,430
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/21	10,855	11,632
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	1,000	1,000
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	9,300	10,023
2 University of Massachusetts Building Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.300%	1.700%	3/2/20	9,185	9,185
				401,942
Michigan (1.6%)
Detroit MI City School District GO	5.000%	5/1/20	3,110	3,196

Detroit MI City School District GO	5.000%	5/1/21	2,100	2,230
Detroit MI City School District GO	5.000%	5/1/23	2,115	2,325
1 Detroit MI City School District GO TOB VRDO	1.550%	8/1/19 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	1.550%	8/1/19 (18)	17,845	17,845
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/21 (4)	400	426
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/23 (4)	450	509
Detroit MI GO	5.000%	4/1/20	500	509
Detroit MI GO	5.000%	4/1/21	500	521
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/21 (4)	315	334
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/22 (4)	400	437
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/23 (4)	1,060	1,193
Eastern Michigan University Revenue	5.000%	3/1/20 (15)	1,200	1,226
1 Great Lakes MI Water Authority Sewer Disposal
System Revenue TOB VRDO	1.600%	8/7/19 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/22	7,785	8,603
3 Holt MI Public Schools GO	5.000%	5/1/20	850	874
3 Holt MI Public Schools GO	5.000%	5/1/21	650	693
3 Holt MI Public Schools GO	5.000%	5/1/22	275	303
3 Holt MI Public Schools GO	5.000%	5/1/23	455	517
3 Holt MI Public Schools GO	5.000%	5/1/24	425	497
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/20	250	261
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/21	250	270
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,025	1,054
Michigan Building Authority Revenue	5.000%	4/15/21	1,000	1,065
Michigan Building Authority Revenue	5.000%	10/15/21	1,000	1,085
Michigan Building Authority Revenue	5.000%	10/15/21	1,350	1,464
Michigan Building Authority Revenue	5.000%	10/15/23	690	798
Michigan Building Authority Revenue	5.000%	4/15/24	1,250	1,468
Michigan Finance Authority Revenue	5.000%	4/1/20	5,300	5,426
Michigan Finance Authority Revenue	5.000%	4/1/21	9,190	9,729
Michigan Finance Authority Revenue	5.000%	4/1/22	1,500	1,637
Michigan Finance Authority Revenue	5.000%	10/1/23	1,295	1,438
Michigan Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.100%	8/15/19	7,485	7,485
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/19	3,035	3,035
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,310	1,346
1 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	1.600%	8/7/19	6,060	6,060
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	7,000	7,242
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	310
Michigan Finance Authority Revenue (Great
Lakes Water Authority Water Supply System)	5.000%	7/1/21 (14)	1,000	1,068

2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT, 68% of 1M USD
LIBOR + 0.400%	1.941%	10/15/21	15,625	15,645
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	1.500%	8/7/19	5,865	5,865
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	500	517
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/19	545	552
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	1,750	1,967
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,471
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,275
Michigan GO	5.000%	5/1/22	1,485	1,643
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.625%	11/1/19	11,385	11,395
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,278
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,385	1,386
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,645	2,649
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	14,750	14,888
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	4,110	4,225
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	6/1/23	11,500	12,649
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	7/1/24	7,500	8,401
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/19	1,100	1,114
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/20	1,165	1,224
Michigan Housing Development Authority
Revenue	1.450%	4/1/20	3,750	3,755
Michigan Housing Development Authority
Revenue	1.500%	10/1/22	1,145	1,146
1 Michigan State Housing Development Authority
TOB VRDO	1.430%	8/7/19	15,830	15,830
Michigan State University Revenue	5.000%	2/15/22	1,500	1,640
Michigan State University Revenue	5.000%	2/15/23	400	451
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	4,110	4,101
Michigan Trunk Line Revenue	5.000%	11/15/22	1,435	1,615
Milan MI Area Schools GO	5.000%	5/1/20	765	786
Milan MI Area Schools GO	5.000%	5/1/22	500	550
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,479
Portage MI Public Schools GO	5.000%	11/1/20	750	786
Saline MI Area Schools GO	2.000%	5/1/21	1,325	1,344
Saline MI Area Schools GO	5.000%	5/1/22	1,000	1,103
University of Michigan Revenue	5.000%	4/1/20	1,750	1,797
University of Michigan Revenue	5.000%	4/1/20	1,500	1,540
University of Michigan Revenue	5.000%	4/1/21	1,500	1,599
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	365	384

Wayne County MI Airport Authority Revenue	5.000%	12/1/21	1,500	1,633
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	761
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	585	656
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.000%	12/1/19	2,290	2,312
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.000%	12/1/20	1,785	1,853
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/21	1,225	1,334
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/22	1,000	1,124
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/23	1,000	1,157
1 Wayne State University Michigan Revenue TOB
VRDO	1.430%	8/7/19	2,500	2,500
Wayne Westland MI Community Schools GO	4.000%	11/1/19	800	805
Wayne Westland MI Community Schools GO	4.000%	5/1/20	380	388
Wayne Westland MI Community Schools GO	4.000%	11/1/20	735	760
Wayne Westland MI Community Schools GO	4.000%	5/1/21	200	209
Wayne Westland MI Community Schools GO	4.000%	5/1/22	160	171
Wayne Westland MI Community Schools GO	5.000%	11/1/23	380	436
				268,108
Minnesota (0.6%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/20	365	371
Duluth MN Independent School District No. 709
COP	5.000%	2/1/21	300	316
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	325	353
Duluth MN Independent School District No. 709
COP	5.000%	2/1/23	375	419
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	509
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	574
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	3.000%	3/1/23	2,700	2,832
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/20	350	354
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	130
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	2,650	2,814
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/22	2,935	3,229
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/19	750	758
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/21	1,425	1,521
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/22	1,165	1,276
Minnesota General Fund Revenue	5.000%	6/1/21	3,670	3,928
Minnesota GO	5.000%	8/1/19	5,990	5,990
Minnesota GO	5.000%	8/1/19 (ETM)	30	30
Minnesota GO	5.000%	8/1/20 (Prere.)	115	119
Minnesota GO	5.000%	8/1/21	1,865	2,010
Minnesota GO	5.000%	8/1/21	2,250	2,425

Minnesota GO	5.000%	10/1/22	19,625	22,020
Minnesota GO	5.000%	8/1/23	7,860	8,164
Minnesota GO	5.000%	8/1/23	1,890	2,181
Minnesota GO	5.000%	8/1/23	1,000	1,154
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/21	100	106
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/22	200	217
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/23	250	277
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20	8,665	8,862
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/20	825	838
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/21	2,500	2,634
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/22	588	640
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) VRDO	1.420%	8/7/19	14,305	14,305
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	557
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/20	400	414
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/21	500	541
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/22	370	413
University of Minnesota Revenue	5.000%	12/1/20 (Prere.)	3,920	4,120
				97,401
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,029
Harrison County MS School District GO	4.000%	6/1/21	550	577
Harrison County MS School District GO	4.000%	6/1/22	1,150	1,238
Harrison County MS School District GO	4.000%	6/1/23	1,200	1,322
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,537
Mississippi GO	4.000%	11/1/22	10,250	11,193
Mississippi GO	5.000%	11/1/23	18,500	20,778
Mississippi GO	5.000%	11/1/24	5,575	6,260
2 Mississippi GO PUT, 67% of 1M USD LIBOR +
0.330%	1.940%	9/1/20	9,105	9,105
Mississippi Home Corp. Revenue (Gateway
Affordable Communities LP) PUT	2.400%	8/1/21 (Prere.)	2,500	2,557
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT, SIFMA Municipal Swap Index Yield +
1.300%	2.700%	8/15/20	7,850	7,877
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/21	3,610	3,849
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group) PUT	1.800%	12/2/19	1,550	1,551

3 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/21	370	387
3 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/23	500	556
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)
PUT	2.900%	9/1/23	6,250	6,464
				76,280
Missouri (0.5%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/21	1,000	1,082
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/19	400	401
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/20	400	403
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/21	350	353
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/20	735	749
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/21	365	382
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/22	785	869
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,627
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/22	1,305	1,425
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,767
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,526
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,088
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,315
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/20	2,660	2,727
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/24	1,000	1,163
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/19	1,000	1,001
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/21	1,640	1,717
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/23	1,285	1,395
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/21	1,275	1,361
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/20	1,375	1,397
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/21	3,765	4,044

Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(Southeast Missouri State University)	5.000%	10/1/23	200	228
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(Southeast Missouri State University)	5.000%	10/1/24	505	590
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	2,335	2,585
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) PUT	5.000%	6/1/23	7,900	8,738
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	1.440%	8/7/19	20,000	20,000
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	4.000%	5/15/22	1,320	1,361
Missouri Health & Educational Facilities
Authority Revenue (St. Luke's Health System
Inc.)	5.000%	11/15/20	1,440	1,508
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	10,075	10,758
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	2,860	3,164
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	500	590
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/20	1,000	1,016
Springfield MO School District No. R-12 GO	3.000%	3/1/21	1,375	1,416
Springfield MO School District No. R-12 GO	3.000%	3/1/22	880	921
St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,015
St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,049
				85,731
Montana (0.2%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	1.870%	3/2/20	8,790	8,810
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	1.870%	3/2/20	5,000	5,012
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	1.870%	3/2/20	14,960	14,995
Montana Board of Investments Revenue PUT	1.870%	3/2/20	3,950	3,959
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,785
Montana Facility Finance Authority Hospital
Revenue (Billings Clinic Obligated Group)	4.000%	8/15/21	665	701
Montana Facility Finance Authority Hospital
Revenue (Billings Clinic Obligated Group)	4.000%	8/15/22	570	615
				35,877
Multiple States (3.1%)
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	1.420%	8/7/19 LOC	26,620	26,620
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	1.630%	8/7/19 LOC	17,000	17,000

2,5 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue VRDO, SIFMA Municipal
	Swap Index Yield + 0.250%	1.630%	6/15/35 LOC	26,345	26,345
2,5 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue, SIFMA Municipal Swap
	Index Yield + 0.230%	1.630%	8/12/19	15,000	15,000
2,5 Federal Home Loan Mortgage Corp. Multifamily
	Housing VRDO, SIFMA Municipal Swap Index
	Yield + 0.250%	1.630%	9/15/33 LOC	25,880	25,880
	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.750%	8/1/19	14,000	14,000
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.500%	8/7/19 LOC	116,500	116,500
	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.750%	8/1/19	38,500	38,500
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.480%	8/7/19 LOC	173,800	173,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.470%	8/1/19 LOC	65,700	65,700
					519,345
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	12/1/19	62,480	63,226
	Douglas County NE GO	5.000%	12/15/19	2,605	2,643
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	5.000%	11/1/20	1,150	1,199
	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21	1,875	1,975
	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23	2,500	2,798
	Omaha NE GO	5.000%	1/15/21	1,200	1,267
	Omaha NE GO	5.000%	1/15/22	1,000	1,094
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,180
					75,382
Nevada (0.8%)
	Carson City NV Hospital Revenue (Carson
	Tahoe Regional Medical Center)	5.000%	9/1/20	250	259
	Clark County NV Airport Improvement Revenue	5.000%	7/1/21	1,795	1,925
	Clark County NV Airport Improvement Revenue	5.000%	7/1/23	4,750	5,432
	Clark County NV School District GO	5.000%	6/15/20	48,275	49,873
	Clark County NV School District GO	5.000%	6/15/20	3,125	3,228
	Clark County NV School District GO	5.000%	6/15/20	520	537
	Clark County NV School District GO	5.000%	6/15/21	4,520	4,838
	Clark County NV School District GO	5.000%	6/15/21 (4)	3,385	3,623
	Clark County NV School District GO	5.000%	6/15/22	7,465	8,258
	Clark County NV School District GO	5.000%	6/15/22	5,500	6,084
	Clark County NV School District GO	5.000%	6/15/22	1,260	1,394
	Clark County NV School District GO	5.000%	6/15/22 (4)	3,555	3,936
	Clark County NV School District GO	5.000%	6/15/23 (4)	3,730	4,254
	Humboldt County NV Pollution Control Revenue
	(Sierra Pacific Power Co.) PUT	1.850%	4/15/22	10,000	10,133
	Las Vegas NV Convention & Visitors Authority
	Revenue	4.000%	7/1/20	410	421
	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/21	400	429

Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/24	430	506
1 Las Vegas NV Convention & Visitors Authority
TOB VRDO	1.480%	8/7/19	13,475	13,475
Las Vegas NV GO	4.000%	12/1/22	1,500	1,600
North Las Vegas NV GO	5.000%	6/1/21 (4)	2,100	2,241
North Las Vegas NV GO	5.000%	6/1/22 (4)	2,400	2,645
Washoe County NV Water Facilities Revenue
(Sierra Pacific Power Co. Project) PUT	1.850%	4/15/22	6,500	6,586
				131,677
New Hampshire (0.2%)
New Hampshire Business Finance Authority
Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23	5,480	5,701
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/19	600	604
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/20	1,265	1,315
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	1.430%	8/7/19	15,645	15,645
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/20	350	362
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/21	1,085	1,164
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	3.000%	10/1/19	1,280	1,283
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,086
				28,160
New Jersey (2.4%)
Aberdeen NJ GO	3.000%	3/6/20	13,200	13,324
Atlantic City NJ GO	5.000%	3/1/20 (4)	200	204
Atlantic City NJ GO	5.000%	3/1/21 (4)	650	685
Atlantic City NJ GO	5.000%	3/1/22 (4)	500	543
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	1,295	1,351
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22 (15)	1,095	1,218
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,165
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/22 (4)	2,130	2,381
3 Haworth NJ GO	2.000%	8/1/22	450	459
1 Inspira Health Obligated Group TOB VRDO	1.520%	8/7/19	2,100	2,100
Monmouth County NJ GO	3.000%	3/1/20	2,540	2,568
Monmouth County NJ GO	5.000%	7/15/21	4,855	5,231
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,711
Morris County NJ GO	3.000%	2/1/22	2,205	2,310

New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	5,965	6,347
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	6,470	7,086
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	3,050	3,340
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	2,000	2,190
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	750	832
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	300	326
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	305	330
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,395	4,682
1 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge) TOB
VRDO	1.550%	8/7/19	4,200	4,200
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	5,000	5,073
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	500	515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	200	211
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	260	274
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,010	1,097
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,255	7,655
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	2,780	2,804
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	250	269
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	2,000	2,073
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	1,345	1,394
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	1,000	1,075
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	3,065	3,293
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	265	283
1 New Jersey GO TOB VRDO	1.600%	8/7/19	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/20	700	727
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/21	1,250	1,343
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/22	1,500	1,657

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/20	2,100	2,173
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,021
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	4,000	4,345
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,822
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20	4,680	4,704
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue (GK
Preservation LLC) PUT	2.450%	10/1/20	3,750	3,795
1 New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.430%	8/7/19	6,900	6,900
New Jersey Sports & Exposition Authority
Revenue	4.000%	9/1/19	945	947
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/20	625	647
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/21	2,000	2,143
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/22	3,250	3,581
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/23	5,455	6,170
New Jersey Sports & Exposition Authority
Revenue	5.250%	12/15/23 (4)	4,310	4,993
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	307
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	43,175	44,497
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,325
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,340	9,142
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	9,306
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,375	1,593
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/22	250	266
New Jersey Transportation Trust Fund Authority
Revenue	5.250%	12/15/22 (4)	1,120	1,262
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/23	2,125	2,422
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/24	5,000	5,794
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	300	319
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/24	100	109
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT,
SIFMA Municipal Swap Index Yield + 1.000%	2.400%	12/15/19	35,000	35,012

2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT,
SIFMA Municipal Swap Index Yield + 1.200%	2.600%	12/15/21	5,000	5,033
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	12/15/19	850	858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	170	186
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	5,445	6,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,750	4,204
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,384
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	4,000	4,539
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	4,000	4,619
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	1.600%	8/7/19 (2)LOC	18,300	18,300
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	160	178
2 New Jersey Turnpike Authority Revenue PUT,
70% of 1M USD LIBOR + 0.460%	2.142%	1/1/21	22,065	22,099
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.430%	8/7/19 LOC	22,235	22,235
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.500%	8/7/19 (4)	6,500	6,500
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.550%	8/7/19	8,335	8,335
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.550%	8/7/19	5,745	5,745
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.550%	8/7/19	6,000	6,000
2 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.340%	2.022%	1/1/21	2,500	2,506
2 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.480%	2.162%	1/1/22	4,535	4,554
2 New Jersey Turnpike Authority Revenue, 70% of
1M USD LIBOR + 0.480%	2.162%	1/1/22	3,495	3,510
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	250	277
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/20	2,000	2,054
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/21	2,285	2,419
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	3,270	3,559
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/23	3,025	3,375
				403,994
New Mexico (0.8%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,850	1,922
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,200	1,292
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	1,685	1,807

New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	3,750	4,158
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	9,800	10,870
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/22	3,395	3,573
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	3,335	3,819
New Mexico GO	5.000%	3/1/20	7,000	7,160
New Mexico GO	5.000%	3/1/21	7,500	7,960
New Mexico GO	5.000%	3/1/21	5,000	5,306
3 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	4.000%	5/1/22	1,160	1,243
3 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	4.000%	11/1/22	1,000	1,084
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	8/1/19	9,055	9,055
2 New Mexico Municipal Energy Acquisition
AuthorityGas Supply Revenue PUT, 67% of
1M USD LIBOR + 0.750%	2.360%	8/1/19	66,850	66,850
2 New Mexico Municipal Energy Acquisition
AuthorityGas Supply Revenue, 67% of 1M
USD LIBOR + 0.670%	2.280%	8/1/19	1,000	1,000
New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	8,510
				135,609
New York (17.0%)
1 Battery Park City Authority New York Revenue
TOB VRDO	1.530%	8/1/19 LOC	12,640	12,640
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/19	325	328
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/20	650	676
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/21	500	534
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/20	970	1,002
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/19	680	686
1 City of New York NY GO TOB VRDO	1.430%	8/7/19	7,500	7,500
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	1.430%	8/7/19	6,035	6,035
Geneva NY BAN	2.500%	5/7/20	10,422	10,512
1 Hudson Yards Infrastructure Corp. New York
Revenue TOB VRDO	1.450%	8/7/19 LOC	6,065	6,065
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,000	1,080
2 Metropolitan Transportation Authority New York
PUT, 67% of 1M USD LIBOR + 0.650%	2.260%	7/1/21	25,000	25,061
Metropolitan Transportation Authority New York
BAN	5.000%	9/1/20	4,825	5,018
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	28,000	29,826
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	49,000	52,195
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	12,500	13,315

Metropolitan Transportation Authority New York
BAN	5.000%	9/1/21	51,800	55,726
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/22	60,000	66,124
2 Metropolitan Transportation Authority NY
Revenue PUT, 69% of 1M USD LIBOR +
0.300%	1.958%	4/1/21 (4)	33,375	33,352
2 Metropolitan Transportation Authority NY
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.500%	1.900%	3/1/22	14,125	14,126
1 Metropolitan Transportation Authority NY
Revenue TOB VRDO	1.460%	8/7/19 (4)	8,000	8,000
1 Metropolitan Transportation Authority NY
Revenue TOB VRDO	1.550%	8/7/19	8,000	8,000
Nassau County NY GO	5.000%	7/1/21 (4)	430	462
Nassau County NY GO	5.000%	7/1/23 (4)	2,000	2,297
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	9,390	9,693
New York City NY GO	5.000%	8/1/19	15,440	15,440
New York City NY GO	1.470%	8/5/19 (12)	36,300	36,300
New York City NY GO	1.990%	8/6/19 (4)	5,500	5,500
New York City NY GO	1.550%	8/7/19 (4)	20,900	20,900
New York City NY GO	1.470%	8/8/19 (4)	36,900	36,900
New York City NY GO	1.750%	8/9/19 (12)	9,125	9,125
New York City NY GO	1.790%	8/9/19 (4)	2,350	2,350
New York City NY GO	1.990%	8/9/19 (4)	1,250	1,250
New York City NY GO	3.000%	10/1/19	3,000	3,010
New York City NY GO	5.000%	8/1/20	8,410	8,744
New York City NY GO	5.000%	8/1/21	12,180	13,126
New York City NY GO	5.000%	8/1/21	1,095	1,180
New York City NY GO	5.000%	8/1/21	5,700	6,143
New York City NY GO	5.000%	8/1/21	13,965	15,049
New York City NY GO	5.000%	8/1/21	1,000	1,078
New York City NY GO	5.000%	4/1/22	1,990	2,194
New York City NY GO	5.000%	8/1/22	5,365	5,783
New York City NY GO	5.000%	8/1/22	9,285	10,352
New York City NY GO	5.000%	8/1/22	13,085	14,588
New York City NY GO	5.000%	8/1/22	30,000	33,447
New York City NY GO	5.000%	8/1/22	17,000	18,948
New York City NY GO	5.000%	8/1/22	39,950	44,540
New York City NY GO	5.000%	8/1/22	3,000	3,345
New York City NY GO	5.000%	8/1/23	4,770	5,324
New York City NY GO	5.000%	8/1/23	2,000	2,156
New York City NY GO VRDO	1.470%	8/1/19	20,450	20,450
New York City NY GO VRDO	1.520%	8/1/19	10,335	10,335
New York City NY GO VRDO	1.400%	8/7/19	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.900%	5/1/21	5,000	5,003
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	5,850	5,859
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.200%	11/1/21	3,660	3,703
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,543

New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.350%	7/1/22	3,815	3,877
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	1.750%	7/3/23	10,500	10,567
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.100%	7/3/23	1,750	1,774
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	42,500	44,132
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	3,950	4,102
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,502
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,751
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	4,001
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	7,052
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.430%	8/7/19	36,940	36,940
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.430%	8/7/19	7,300	7,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.430%	8/7/19	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.430%	8/7/19	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.430%	8/7/19	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.470%	8/1/19	10,425	10,425
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.400%	8/7/19	43,505	43,505
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	1.430%	8/7/19	8,040	8,040
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,300
New York City NY Transitional Finance Authority
Future Tax Revenue	1.470%	8/8/19 (4)	800	800
New York City NY Transitional Finance Authority
Future Tax Revenue	1.470%	8/9/19 (4)	63,600	63,600
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,825	7,159
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	1,500	1,675

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.410%	8/7/19	6,335	6,335
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.430%	8/7/19 LOC	15,000	15,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.430%	8/1/19	1,350	1,350
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.480%	8/1/19	7,800	7,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.520%	8/1/19	12,800	12,800
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	11/1/22	5,000	5,437
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.430%	8/1/19	9,750	9,750
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/22	28,620	31,962
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/22	15,600	17,422
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.420%	8/7/19	1,000	1,000
1 New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.430%	8/7/19	8,000	8,000
New York City NY Transitional Finance Authority
Future Tax Secured Revenue VRDO	1.480%	8/1/19	28,090	28,090
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.550%	8/7/19	1,770	1,770
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.550%	8/7/19	10,400	10,400
1 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.700%	8/7/19	7,500	7,500
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	1.450%	8/7/19	27,435	27,435
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	1.450%	8/7/19	37,805	37,805
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.480%	8/7/19	18,330	18,330
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	75,240	82,610
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.450%	1.850%	11/1/19	3,875	3,876
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.450%	1.850%	6/1/22	500	499
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT, SIFMA
Municipal Swap Index Yield + 0.580%	1.980%	11/1/19	23,625	23,634
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.420%	8/7/19	12,800	12,800
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.430%	8/7/19	3,750	3,750
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	1.450%	8/7/19	11,250	11,250
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	1.460%	8/7/19 LOC	13,955	13,955

New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/19	4,175	4,181
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	64,175	65,401
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	3,205	3,290
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	11/15/20	50,050	52,331
2 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.300%	1.910%	11/1/19	19,695	19,693
2 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.650%	2.260%	7/1/21	5,000	5,012
2 New York Metropolitan Transportation Authority
Revenue PUT, 67% of 1M USD LIBOR +
0.700%	2.310%	2/1/20	9,500	9,513
2 New York Metropolitan Transportation Authority
Revenue PUT, 69% of 1M USD LIBOR +
0.570%	2.228%	4/6/20 (4)	7,000	7,007
2 New York Metropolitan Transportation Authority
Revenue PUT, 69% of 1M USD LIBOR +
0.680%	2.338%	4/6/21 (4)	350	352
2 New York Metropolitan Transportation Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.450%	1.850%	11/15/22	10,000	9,979
2 New York Metropolitan Transportation Authority
Revenue PUT, SIFMA Municipal Swap Index
Yield + 0.580%	1.980%	6/1/20	89,525	89,600
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.480%	8/7/19	12,500	12,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.480%	8/7/19	10,605	10,605
New York Metropolitan Transportation Authority
Revenue VRDO	1.400%	8/7/19 LOC	19,580	19,580
New York NY GO	5.000%	8/1/19	3,500	3,500
New York NY GO	1.550%	8/7/19 (4)	12,575	12,575
New York NY GO	5.000%	8/1/20	12,500	12,996
3 New York NY GO	4.000%	1/1/21	1,500	1,562
New York NY GO	5.000%	8/1/21	31,040	33,451
3 New York NY GO	4.000%	8/1/21	3,050	3,227
New York NY GO	5.000%	4/1/25	4,300	4,740
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	1.420%	8/1/19	5,820	5,820
New York State Dormitory Authority Revenue	5.000%	3/15/21	50,000	53,212
New York State Dormitory Authority Revenue	5.000%	3/15/22	50,000	55,121
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,178
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/19	1,500	1,511
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,805	13,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	8,140	8,630

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	10,130	10,740
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	63,405	67,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	50,000	54,922
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	8,500	9,363
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	39,010	44,478
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19 (ETM)	600	606
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.420%	8/7/19	17,880	17,880
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.420%	8/7/19	11,200	11,200
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.420%	8/1/19	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.430%	8/1/19	7,500	7,500
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.410%	8/7/19	7,500	7,500
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.430%	8/7/19	3,600	3,600
New York State Housing Finance Agency
Affordable Housing Revenue	1.800%	5/1/20	1,620	1,626
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	2,950	2,958
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	3,570	3,579
New York State Housing Finance Agency
Affordable Housing Revenue	1.900%	5/1/21	14,210	14,214
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	2,510	2,537
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,755	1,774
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	5,000	5,054
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,300	1,316
New York State Housing Finance Agency
Affordable Housing Revenue	1.950%	5/1/22	4,000	4,033
New York State Housing Finance Agency
Affordable Housing Revenue	2.500%	5/1/22	4,220	4,261
New York State Housing Finance Agency
Affordable Housing Revenue	2.550%	11/1/22	3,040	3,079
New York State Housing Finance Agency
Affordable Housing Revenue	2.050%	5/1/23	3,125	3,154
New York State Housing Finance Agency
Affordable Housing Revenue	2.100%	5/1/23	1,000	1,008
New York State Housing Finance Agency
Affordable Housing Revenue	2.650%	5/1/23	6,140	6,259
New York State Housing Finance Agency
Affordable Housing Revenue	2.125%	11/1/23	1,250	1,266

New York State Housing Finance Agency
Affordable Housing Revenue	2.700%	11/1/23	2,500	2,583
New York State Housing Finance Agency
Affordable Housing Revenue PUT	1.800%	5/1/20	2,430	2,431
New York State Housing Finance Agency
Affordable Housing Revenue PUT	1.875%	11/1/21	1,625	1,632
New York State Housing Finance Agency
Housing Revenue	1.375%	11/1/19	2,000	2,001
New York State Housing Finance Agency
Housing Revenue	1.600%	5/1/21	3,900	3,903
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	8,500	8,539
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	9,005	9,046
New York State Housing Finance Agency
Housing Revenue	2.300%	5/1/22	4,500	4,576
New York State Housing Finance Agency
Housing Revenue	2.650%	5/1/22	6,865	6,925
New York State Housing Finance Agency
Housing Revenue	2.750%	11/1/22	7,890	7,954
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	1,000
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,499
New York State Housing Finance Agency
Revenue	1.375%	11/1/22	1,875	1,879
New York State Housing Finance Agency
Revenue	1.450%	5/1/23	7,500	7,520
New York State Housing Finance Agency
Revenue	1.625%	5/1/23	3,650	3,668
1 New York State Thruway Authority Personal
Income Tax Revenue TOB VRDO	1.420%	8/7/19	9,000	9,000
New York State Thruway Authority Revenue	4.000%	2/1/20	302,180	303,328
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	4,335	4,609
1 New York State Thruway Authority Revenue
TOB VRDO	1.430%	8/7/19	13,000	13,000
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	20,412
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	12,860	13,676
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.420%	8/12/19	10,000	10,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.420%	8/12/19	7,455	7,455
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.430%	8/12/19	4,860	4,860
1 New York Urban Development Corp. Revenue
TOB VRDO	1.420%	8/7/19	7,500	7,500
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.460%	8/7/19 LOC	43,800	43,800
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.480%	8/7/19 LOC	23,500	23,500
Schenectady NY BAN	2.500%	5/8/20	9,560	9,645
Suffolk County NY GO	5.000%	4/1/20 (15)	1,790	1,836
Suffolk County NY GO	5.000%	4/1/21 (15)	2,565	2,729
Suffolk County NY GO	5.000%	4/1/22 (15)	3,005	3,312

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	5,905	6,064
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,775	1,811
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	4,435	4,692
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	1,500	1,558
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	1,575	1,713
Triborough Bridge & Tunnel Authority New York
Rev.	5.500%	1/1/22 (Prere.)	5,270	5,808
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT, 67% of 1M USD LIBOR +
0.350%	1.960%	12/3/19	1,000	1,000
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT, 67% of 1M USD LIBOR +
0.500%	2.110%	11/15/21	5,435	5,462
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT, 67% of 3M USD LIBOR +
0.430%	2.038%	9/26/19	11,820	11,823
Westchester County NY GO	5.000%	1/1/21	1,570	1,661
Westchester County NY Health Care Corp.
Revenue	5.125%	11/1/20	850	887
				2,872,198
North Carolina (1.6%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,345	3,476
Charlotte NC GO	5.000%	7/1/22	3,725	4,143
3 Charlotte NC GO	5.000%	6/1/23	4,665	5,340
3 Charlotte NC GO	5.000%	6/1/24	2,500	2,951
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,360	1,378
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,392
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	2,000	2,072
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT	5.000%	3/1/22	13,000	14,197
2 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT, SIFMA Municipal
Swap Index Yield + 0.450%	1.850%	12/1/21	21,000	20,969
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	1.430%	8/7/19	10,805	10,805
East Carolina University North Carolina
Revenue	5.000%	10/1/19	3,525	3,548
East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	3,827
Fayetteville NC Metropolitan Housing Authority
Revenue PUT	1.950%	1/1/21	2,965	2,990
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/21	1,000	1,062
Greensboro NC Combined Enterprise System
Revenue	5.250%	6/1/21	4,370	4,701
Guilford County NC GO	5.000%	2/1/21	1,200	1,270
Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,100

New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/20	1,000	1,043
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	1,000	1,080
2 North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.500%	9/3/19	24,750	24,754
North Carolina GAN	5.000%	3/1/21	4,250	4,507
North Carolina GAN	5.000%	3/1/22	3,770	4,140
North Carolina GO	5.000%	5/1/20	2,300	2,368
North Carolina GO	5.000%	5/1/20	1,035	1,066
North Carolina GO	5.000%	6/1/20	2,840	2,933
North Carolina GO	5.000%	6/1/21	17,915	19,198
North Carolina GO	5.000%	6/1/21	1,000	1,072
North Carolina GO	4.000%	5/1/22	10,000	10,794
North Carolina GO	4.000%	6/1/22	3,240	3,503
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	2.200%	12/1/22	13,500	13,715
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT, SIFMA Municipal Swap Index
Yield + 0.350%	1.750%	3/2/20	11,600	11,600
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	2,080	2,146
North Carolina Medical Care Commission
Retirement Facilities Revenue (Moravian
Home Inc.)	3.550%	10/1/24	500	502
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/20	670	690
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/19	250	251
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/20	310	323
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/21	275	295
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/22	350	387
North Carolina Revenue	5.000%	5/1/22	5,380	5,949
North Carolina Revenue	5.000%	5/1/23	15,145	17,304
North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	659
North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	734
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	541
Raleigh NC GO	5.000%	9/1/22	2,000	2,237
Sanford NC Enterprise System Revenue	5.000%	6/1/21	445	476
Sanford NC Enterprise System Revenue	5.000%	6/1/22	300	332
Sanford NC Enterprise System Revenue	5.000%	6/1/23	250	286
Union County NC Enterprise System Revenue	5.000%	6/1/21	765	819
Union County NC Enterprise System Revenue	5.000%	6/1/22	565	626

Union County NC GO	5.000%	9/1/20	1,430	1,491
Union County NC GO	5.000%	9/1/21	1,200	1,297
Wake County NC GO	5.000%	3/1/21	1,645	1,747
Wake County NC GO	5.000%	3/1/21	2,395	2,543
Wake County NC GO	5.000%	3/1/21	2,385	2,532
Wake County NC GO	5.000%	4/1/21	2,400	2,556
Wake County NC GO	5.000%	3/1/22	8,200	9,019
Wake County NC GO	5.000%	3/1/23	5,000	5,686
Wake County NC Limited Obligation Revenue	5.000%	9/1/22	4,250	4,749
Wake County NC Limited Obligation Revenue	5.000%	9/1/23	6,000	6,923
Wake County NC Public Improvement GO	5.000%	9/1/21	1,505	1,626
				262,720
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/19	150	152
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/20	750	782
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,074
1 North Dakota Public Finance Authority Revenue
TOB VRDO	1.490%	8/1/19	5,095	5,095
				7,103
Ohio (2.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/20	1,460	1,524
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/19	1,590	1,611
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/19	1,000	1,000
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/21	2,605	2,792
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/22	3,750	4,149
Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT	5.000%	5/5/22	14,190	15,592
2 Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT, SIFMA Municipal Swap
Index Yield + 0.750%	2.150%	5/1/20	825	826
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	1,250	1,275
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,097
American Municipal Power Ohio Inc. Revenue
PUT	2.300%	2/15/22	23,500	23,934
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/21	750	811
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/22	750	836
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/21	900	975
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/20	275	283
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/21	285	298

Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/21	925	1,004
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	437
Cleveland OH GO	4.000%	12/1/21	375	400
Cleveland OH GO	4.000%	12/1/22	350	382
Cleveland OH GO	5.000%	12/1/22	735	827
Cleveland OH GO	4.000%	12/1/23	500	559
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	1,985	2,221
Cleveland OH Water Revenue	5.000%	1/1/21	9,025	9,523
Cleveland OH Water Revenue	5.000%	1/1/22	8,760	9,564
Columbus OH GO	5.000%	2/15/22	2,500	2,744
1 Cuyahoga OH CP TOB VRDO	1.520%	8/7/19	4,155	4,155
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT, SIFMA Municipal
Swap Index Yield + 0.430%	1.830%	11/15/21	7,500	7,519
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	1.440%	8/7/19	8,250	8,250
Franklin OH GO	5.000%	6/1/21	1,805	1,933
Grandview Heights OH City School District GO	4.000%	12/1/20	1,170	1,215
Grandview Heights OH City School District GO	4.000%	12/1/21	520	554
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/20	575	579
1 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	1.460%	8/7/19 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,039
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	1.450%	8/7/19	42,200	42,200
1 Kettering Health Network Obligated Group TOB
VRDO	1.600%	8/7/19	11,160	11,160
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	811
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/19	1,165	1,176
3 Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/22	1,750	1,958
3 Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/23	1,250	1,444
3 Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/24	725	863
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,218
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/19	1,045	1,052
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/21	2,755	2,984
Ohio GO	2.000%	3/1/20	3,040	3,056
Ohio GO	5.000%	2/1/21	2,250	2,381
Ohio GO	5.000%	5/1/21	10,120	10,803
Ohio GO	5.000%	9/15/21	1,300	1,406
Ohio GO	5.000%	2/1/22	1,220	1,336
Ohio GO	5.000%	5/1/22 (Prere.)	1,250	1,382
Ohio GO	5.000%	5/1/22	10,525	11,627
Ohio GO	5.000%	6/15/22 (Prere.)	1,000	1,110
Ohio GO	5.000%	9/15/22	9,865	11,037
Ohio GO	5.000%	12/15/22	4,370	4,929
Ohio GO	5.000%	5/1/23	10,945	12,496
Ohio Higher Education GO	5.000%	5/1/20	10,520	10,827
Ohio Higher Education GO	5.000%	5/1/21	11,050	11,796

Ohio Higher Education GO	5.000%	8/1/23	4,500	5,181
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,514
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,572
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,134
Ohio Highway Capital Improvements GO	5.000%	5/1/21	1,130	1,206
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.630%	8/1/19	13,000	13,000
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.630%	8/1/19	10,875	10,875
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.640%	8/1/19	13,250	13,250
Ohio Housing Finance Agency Multifamily
Housing Revenue (Neilan Park Apartments
Project) PUT	1.750%	6/1/21	1,060	1,067
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	20,000	21,822
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	2,775	3,074
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/20	1,125	1,183
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,515	1,535
Ohio State University General Receipts
Revenue	5.000%	12/1/20	1,250	1,315
Ohio State University General Receipts
Revenue	5.000%	12/1/21	1,400	1,525
Ohio State University General Receipts
Revenue	5.000%	12/1/22	1,110	1,250
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	1.500%	8/7/19	7,500	7,500
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/21	2,975	3,242
Ohio Water Development Authority Fresh Water
Revenue	5.250%	12/1/21	1,250	1,354
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/23	1,670	1,913
Ohio Water Development Authority Revenue	5.000%	6/1/22	1,950	2,161
Ohio Water Development Authority Revenue	5.000%	12/1/22	1,650	1,859
2 Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue, SIFMA
Municipal Swap Index Yield + 0.220%	1.620%	12/1/20	86,935	86,937
2 University of Cincinnati Ohio General Receipts
Revenue, 67% of 1M USD LIBOR + 0.340%	1.855%	6/1/20	2,000	2,000
3 Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/22	625	669
				471,493
Oklahoma (0.2%)
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/19	2,000	2,004
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	1,170	1,214
Oklahoma City OK GO	4.000%	3/1/21	2,940	3,074

Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/22	1,000	1,092
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/21	1,405	1,495
Tulsa County OK Independent School District
No. 11 (Owasso) GO	3.000%	1/1/20	4,000	4,031
Tulsa County OK Independent School District
No. 11 (Owasso) GO	4.000%	1/1/21	7,450	7,747
Tulsa County OK Independent School District
No. 11 (Owasso) GO	4.000%	1/1/22	7,450	7,942
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/20	1,500	1,561
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/21	825	888
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/22	1,050	1,166
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/23	500	571
				32,785
Oregon (0.5%)
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.600%	11/15/23	3,100	3,101
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.800%	5/15/24	575	575
Jackson County OR School District No. 5 GO
(Ashland)	4.000%	6/15/21	835	879
Jackson County OR School District No. 5 GO
(Ashland)	5.000%	6/15/22	650	721
Jackson County OR School District No. 5 GO
(Ashland)	5.000%	6/15/23	680	779
Multnomah County OR GO	5.000%	6/1/20	8,345	8,617
Multnomah County OR GO	5.000%	6/1/21	8,770	9,393
Multnomah County OR GO	5.000%	6/1/22	9,205	10,211
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/21	6,020	6,552
1 Oregon Department of Transportation Highway
User Tax Revenue TOB VRDO	1.460%	8/7/19	5,000	5,000
1 Oregon Facilities Authority Revenue (Reed
College Project) TOB VRDO	1.430%	8/7/19	7,500	7,500
Oregon GO	3.000%	11/1/19	1,000	1,005
Oregon GO	5.000%	5/1/20	2,725	2,805
Oregon GO	5.000%	8/1/20	3,300	3,429
Oregon GO	5.000%	11/1/20	3,100	3,251
Oregon GO	5.000%	5/1/21	2,065	2,205
Oregon GO	5.000%	6/1/21	2,075	2,222
Oregon GO	5.000%	8/1/21	1,750	1,886
Oregon GO	4.000%	11/1/21	3,610	3,845
Oregon GO	5.000%	5/1/22	4,105	4,386
Oregon GO	5.000%	5/1/22	1,500	1,659
Oregon GO	5.000%	8/1/22	1,000	1,116
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	2,200	2,202
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/21 (14)	4,000	4,288

	Washington Yamhill and Multnomah Counties
	OR Hillsboro School District No. 1J GO	4.000%	6/15/20	1,600	1,640
					89,267
Pennsylvania (6.0%)
	Allegheny County PA Higher Education Building
	Authority University Revenue (Robert Morris
	University)	3.000%	10/15/22	600	604
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/22	1,750	1,905
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	5/15/22	1,335	1,374
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/23	1,625	1,821
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	7/15/20	2,000	2,073
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	3.000%	7/15/22	1,500	1,578
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	7/15/22	2,000	2,220
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	7/15/23	2,500	2,853
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT, SIFMA Municipal
	Swap Index Yield + 0.170%	1.570%	9/3/19 LOC	10,000	10,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center), 67% of 3M USD LIBOR +
	0.720%	2.448%	2/1/21	3,030	3,035
	Allegheny County PA Port Authority Revenue	5.250%	3/1/21	1,325	1,408
	Allegheny County PA Port Authority Revenue	5.250%	3/1/22	5,000	5,309
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/22	1,470	1,562
	Altoona PA Sewer Revenue	5.000%	12/1/20 (4)	300	314
	Altoona PA Sewer Revenue	5.000%	12/1/21 (4)	230	249
	Altoona PA Sewer Revenue	5.000%	12/1/22 (4)	200	223
	Altoona PA Sewer Revenue	5.000%	12/1/23 (4)	300	344
	Beaver County PA GO	4.000%	4/15/20 (15)	660	672
	Beaver County PA GO	4.000%	4/15/21 (15)	695	723
	Beaver County PA GO	4.000%	4/15/22 (15)	720	769
	Berks County PA GO	5.000%	11/15/21	700	761
	Berks County PA GO	5.000%	11/15/22	575	647
	Berks County PA Industrial Development
	Authority Health System Revenue (Tower
	Health Project)	5.000%	11/1/22	500	556
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	1.500%	8/7/19	9,750	9,750
2	Bethlehem PA Area School District Authority
	Revenue PUT, 70% of 1M USD LIBOR +
	0.480%	2.066%	11/1/21	11,480	11,486

2 Bethlehem PA Area School District Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.490%	2.076%	11/1/21	6,630	6,645
Bethlehem PA GO	5.000%	12/1/21 (4)	305	332
Bethlehem PA GO	5.000%	12/1/22 (4)	300	337
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/22 (15)	1,725	1,910
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/22	800	891
1 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) TOB
VRDO	1.660%	8/7/19 LOC	28,190	28,190
Coatesville PA School District GO	4.000%	8/1/20 (4)	325	333
Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,354
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/20	1,125	1,160
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21	1,000	1,066
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,760	1,936
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/23	2,625	2,969
3 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/23	1,780	1,967
Connellsville PA Area School District GO	4.000%	8/15/21 (15)	500	526
Connellsville PA Area School District GO	4.000%	8/15/22 (15)	535	575
Connellsville PA Area School District GO	4.000%	8/15/23 (15)	755	829
Connellsville PA Area School District GO	4.000%	8/15/24 (15)	755	845
3 Cornell PA School District GO	4.000%	9/1/22 (4)	190	203
3 Cornell PA School District GO	4.000%	9/1/23 (4)	525	572
Delaware County PA GO	5.000%	10/1/19	3,025	3,045
Delaware County PA GO	5.000%	10/1/20	2,700	2,823
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	1,000	1,111
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	700	803
1 Delaware River PA Joint Toll Bridge
Commission Revenue TOB VRDO	1.550%	8/7/19	6,380	6,380
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20 (Prere.)(4)	5,000	5,081
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	15,000	15,799
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	16,930	18,458
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	1,210	1,346
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	9,500	10,700
Delaware Valley PA Regional Finance Authority
Revenue VRDO	1.370%	8/7/19 LOC	6,000	6,000
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/20	705	730
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/22	815	900
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	568

Erie PA City School District GO	5.000%	4/1/20 (4)	425	435
Erie PA City School District GO	5.000%	4/1/22 (4)	325	355
Erie PA City School District GO	5.000%	4/1/24 (4)	250	289
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/21	750	790
Hamburg PA Area School District GO	5.000%	4/1/20	325	333
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,745	2,793
Hempfield PA School District GO	5.000%	3/15/22 (15)	1,000	1,094
Indiana County PA Industrial Development
Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,334
Jackson PA Authority for Industrial Development
Revenue (StoneRidge Retirement Living)
VRDO	1.400%	8/7/19 LOC	14,050	14,050
Kennett PA Consolidated School District GO	4.000%	2/15/20	350	355
Kennett PA Consolidated School District GO	4.000%	2/15/21	720	752
Kennett PA Consolidated School District GO	4.000%	2/15/22	800	856
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/22	1,000	1,116
1 Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System) TOB VRDO	1.400%	8/7/19	4,160	4,160
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/20	820	847
1 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) TOB VRDO	1.550%	8/7/19	7,425	7,425
Lehigh County PA Industrial Development
Authority Revenue (PPL Electric Utilities
Corp.) PUT	1.800%	9/1/22	750	755
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,047
Luzerne County PA GO	5.000%	12/15/21 (4)	1,500	1,622
Luzerne County PA GO	5.000%	12/15/22 (4)	1,000	1,115
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/21 (4)	1,190	1,274
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/22 (4)	1,305	1,433
Lycoming County PA Authority Revenue
(Lycoming College)	5.000%	11/1/22	250	276
2 Manheim Township PA School District GO PUT,
68% of 1M USD LIBOR + 0.470%	2.104%	11/1/21	2,000	2,008
2 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.270%	1.904%	8/1/19	1,415	1,416
2 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.320%	1.954%	8/1/19	1,000	1,002
2 Manheim Township PA School District GO, 68%
of 1M USD LIBOR + 0.420%	2.054%	8/1/19	1,125	1,130
Montgomery County PA GO	4.000%	5/1/21	1,990	2,091
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	1,000	1,003
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,260	1,301

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,398
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	825	918
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	450	501
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	1,275	1,461
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	350	401
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	375	438
2 Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University) PUT, SIFMA Municipal Swap
Index Yield + 0.720%	2.120%	9/1/23	9,250	9,250
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,028
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,017
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	11,250	11,299
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	4.000%	12/1/22	500	532
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/23	820	920
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/20	650	647
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/22	785	799
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	774
1 Mount Lebanon PA School District GO TOB
VRDO	1.450%	8/7/19	15,500	15,500
New Kensington Arnold PA School District GO	4.000%	5/15/20 (15)	820	837
New Kensington Arnold PA School District GO	4.000%	5/15/21 (15)	940	982
New Kensington Arnold PA School District GO	4.000%	5/15/22 (15)	970	1,038
2 North Penn PA Water Authority Revenue PUT,
67% of 1M USD LIBOR + 0.500%	2.110%	11/1/19	2,500	2,500
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/19	1,340	1,341
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,037

2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT, SIFMA Municipal Swap
Index Yield + 1.400%	2.800%	8/15/20	8,125	8,159
Pennsylvania COP	5.000%	7/1/20	470	485
Pennsylvania COP	5.000%	7/1/22	300	330
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22	5,000	5,450
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	1.500%	8/7/19	3,335	3,335
2 Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.480%	10/1/19	2,970	2,971
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.150%	11/1/19	1,250	1,266
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.800%	12/1/21	10,000	10,280
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	7,290	7,382
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	2,375	2,405
Pennsylvania GO	5.000%	1/1/21	19,835	20,920
Pennsylvania GO	5.000%	3/1/21	11,900	12,627
Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	10,871
Pennsylvania GO	5.000%	11/15/21 (Prere.)	8,250	8,968
Pennsylvania GO	5.000%	3/1/22	5,100	5,602
Pennsylvania GO	5.000%	7/15/23	20,000	22,968
Pennsylvania GO	5.000%	8/15/23	10,000	11,513
Pennsylvania GO	5.000%	1/15/24	4,385	5,109
1 Pennsylvania GO TOB VRDO	1.430%	8/7/19	7,625	7,625
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/20	3,575	3,694
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/20	1,205	1,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/21	4,830	5,172
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/21	1,285	1,376
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/22	5,920	6,549
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/22	1,360	1,504
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	1.460%	8/7/19	7,560	7,560
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Housing Project) TOB VRDO	1.750%	8/7/19 LOC	29,490	29,490
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,205	2,214
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.850%	5/1/21	1,565	1,595

1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.400%	8/7/19	17,270	17,270
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	6/1/20	5,060	5,213
	Pennsylvania State University Revenue	5.000%	9/1/19	500	502
1	Pennsylvania Turnpike Commission Motor
	License Fund Revenue TOB VRDO	1.550%	8/7/19	4,350	4,350
	Pennsylvania Turnpike Commission Oil
	Franchise Tax Revenue	5.000%	12/1/19	1,260	1,276
	Pennsylvania Turnpike Commission Oil
	Franchise Tax Revenue	5.000%	12/1/22	595	666
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	19,099
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	341
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	408
3	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,130	6,629
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	480	538
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	5,250	5,861
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	1,000	1,134
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	4,300	4,950
1,2 Pennsylvania Turnpike Commission Revenue
	PUT	1.530%	8/1/19 (4)LOC	19,585	19,585
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.580%	8/7/19	1,880	1,880
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.580%	8/7/19	5,595	5,595
	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.390%	8/1/19 LOC	26,005	26,005
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.350%	1.750%	12/1/20	3,750	3,749
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.430%	1.830%	12/1/21	10,000	10,003
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.500%	1.900%	12/1/20	25,000	25,028
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.880%	2.280%	12/1/20	1,500	1,506
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.980%	2.380%	12/1/21	7,330	7,405
2	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 1.270%	2.670%	12/1/20	1,930	1,944
	Philadelphia Gas Works Co. Revenue	5.000%	8/1/19	5,890	5,890
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children's Hospital of
	Philadelphia Project) TOB VRDO	1.430%	8/7/19	7,500	7,500
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children's Hospital of
	Philadelphia Project) TOB VRDO	1.430%	8/7/19	7,500	7,500
	Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,510	6,550
	Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,652
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,100	3,456
	Philadelphia PA GO	5.000%	8/1/20	2,225	2,310
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,973
	Philadelphia PA GO	5.000%	8/1/22	2,385	2,652
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,110
	Philadelphia PA GO VRDO	1.420%	8/7/19 LOC	15,000	15,000

1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	1.430%	8/7/19	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/20	1,700	1,745
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/21	715	754
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/22	1,000	1,082
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/23	1,000	1,108
Philadelphia PA School District GO	5.000%	9/1/19	1,850	1,855
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,755
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,755
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,092
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,157
Philadelphia PA School District GO	5.000%	9/1/21	1,365	1,465
Philadelphia PA School District GO	5.000%	9/1/21	490	526
Philadelphia PA School District GO	5.000%	9/1/23	1,095	1,245
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	1.410%	8/7/19 (4)	87,570	87,570
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	4.000%	12/15/20	500	518
Pittsburgh PA GO	5.000%	9/1/21	500	539
Pittsburgh PA Urban Redevelopment Authority
Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,158
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	12,995	13,531
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/21 (4)	13,650	14,719
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/22	300	334
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/23	285	327
2 Pittsburgh PA Water & Sewer Authority
Revenue PUT, 70% of 1M USD LIBOR +
0.640%	2.328%	12/1/20 (4)	51,000	51,018
Reading PA School District GO	5.000%	3/1/22 (4)	540	586
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/21	1,000	1,083
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/22	765	855
Scranton PA School District GO	5.000%	6/1/20	645	662
2 Scranton PA School District GO PUT, 68% of
1M USD LIBOR + 0.850%	2.484%	4/1/21	2,755	2,759
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/21	675	715
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/22	300	329

Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,669
1 Tower Health Obligated Group Pennsylvania
TOB VRDO	1.520%	8/7/19	4,500	4,500
University Area Joint Authority Pennsylvania
Sewer Revenue	4.000%	11/1/20 (15)	1,535	1,591
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/21 (15)	1,245	1,347
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/22 (15)	545	609
1 University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project) TOB
VRDO	1.430%	8/7/19 (Prere.)	7,500	7,500
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	1.400%	8/7/19 LOC	11,345	11,345
West Cornwall PA Municipal Authority Revenue
(Lebanon Valley Brethren Home) VRDO	1.400%	8/7/19 LOC	7,165	7,165
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.550%	8/7/19 (15)	5,665	5,665
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.550%	8/7/19 (15)	3,685	3,685
Wilkes-Barre PA Area School District GO	5.000%	4/15/23 (15)	225	253
York County PA School of Technology Authority
Lease Revenue	4.000%	2/15/20 (15)	500	508
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/21 (15)	740	783
				1,005,517
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (14)	1,025	1,039
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	3,250	3,289
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/21 (14)	2,595	2,628
Puerto Rico GO	5.500%	7/1/20 (14)	5,750	5,851
Puerto Rico GO	5.500%	7/1/20 (14)	515	524
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	15,658	13,412
				26,743
Rhode Island (0.1%)
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/22	500	549
1 Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island) TOB VRDO	1.500%	8/7/19	6,670	6,670
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	1,650	1,694
				8,913
South Carolina (0.8%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	1.450%	8/7/19	7,250	7,250

2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT, 70% of 1M USD
LIBOR + 0.370%	1.953%	1/1/22	25,000	25,032
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue TOB VRDO	1.430%	8/7/19 (Prere.)	7,500	7,500
Columbia SC Waterworks & Sewer System
Revenue VRDO	1.400%	8/7/19 LOC	16,275	16,275
Greenville SC Hospital System Board Hospital
Facilities Revenue	5.000%	5/1/21	555	590
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/19	1,050	1,063
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/19	560	565
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/21	1,000	1,082
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/21	500	541
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/20	1,000	1,044
Patriots Energy Group Finance Authority South
Carolina Gas Supply Revenue PUT	4.000%	2/1/20	10,000	10,987
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/20	1,310	1,334
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/21	1,900	2,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24	1,000	1,163
South Carolina Public Service Authority
Revenue	4.000%	12/1/19 (ETM)	2,715	2,741
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	1,250	1,265
South Carolina Public Service Authority
Revenue	5.000%	12/1/19 (ETM)	3,165	3,205
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	5,685	5,751
South Carolina Public Service Authority
Revenue	5.000%	12/1/19 (ETM)	1,535	1,555
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	690	698
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	1,575	1,593
South Carolina Public Service Authority
Revenue	4.000%	12/1/20 (ETM)	450	467
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	4,125	4,316
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	21,000	21,973
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	1,100	1,192
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	3,285	3,560
South Carolina Public Service Authority
Revenue	5.000%	12/1/21 (ETM)	425	462

South Carolina Public Service Authority
Revenue	5.000%	12/1/21	5,865	6,355
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,170	1,288
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/23	1,120	1,233
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	350	378
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/21	4,000	4,328
				138,786
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/19	1,840	1,846
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/20	1,130	1,176
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/21	1,500	1,615
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	398
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/19	600	605
				5,640
Tennessee (1.3%)
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.520%	8/1/19 LOC	15,850	15,850
Franklin TN GO	5.000%	3/1/22	1,170	1,287
Franklin TN GO	5.000%	3/1/22	1,640	1,804
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,550
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,146
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,250	1,375
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	1,018
Hamilton County TN GO	5.000%	1/1/21	1,200	1,219
Hamilton County TN GO	5.000%	4/1/21	10,810	11,511
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/23	1,000	1,126
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	386
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	403
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,155	1,195
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	658

Memphis TN GO	5.000%	7/1/22	7,130	7,381
1 Memphis TN GO TOB VRDO	1.550%	8/7/19	5,995	5,995
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	17,650	17,711
Metropolitan Government of Nashville &
Davidson County TN Revenue (Extendible)
CP	2.450%	9/12/19	25,000	25,006
1 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue
TOB VRDO	1.580%	8/7/19	2,500	2,500
Shelby County TN GO	5.000%	3/1/21	1,230	1,306
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/20	1,000	1,028
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.490%	8/1/19 (4)	11,400	11,400
Tennergy Corp. Tennessee Gas Revenue PUT	5.000%	10/1/24	7,500	8,693
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	22,540	22,604
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	4,000	4,065
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	2,500	2,593
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,500	2,764
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	37,465	40,277
Tennessee GO	5.000%	8/1/21	1,000	1,078
Tennessee GO	5.000%	8/1/21	1,095	1,181
Tennessee GO	5.000%	2/1/22	7,270	7,975
Tennessee GO	4.000%	8/1/22	6,865	7,458
Tennessee GO	5.000%	8/1/22	1,500	1,674
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/21	2,500	2,716
Williamson County TN GO	5.000%	4/1/21	500	532
Williamson County TN GO	5.000%	4/1/21	1,125	1,198
Williamson County TN GO	5.000%	4/1/22	1,465	1,615
Williamson County TN GO	5.000%	4/1/22	1,450	1,598
Wilson County TN GO	5.000%	4/1/23	2,885	3,285
				224,161
Texas (14.8%)
Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,061
Alief TX Independent School District GO	5.000%	2/15/22	1,000	1,097
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,522
Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,135	9,275
Arlington TX GO	5.000%	8/15/21	1,395	1,505
Arlington TX GO	5.000%	8/15/22	1,400	1,562
Arlington TX GO	5.000%	8/15/23	1,000	1,152
Arlington TX GO	5.000%	8/15/23	1,395	1,607
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,225
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/20	650	660
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/20	500	507

Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/21	560	589
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/21	530	555
Austin TX Affordable Multifamily Housing
Revenue (Commons at Goodnight
Apartments) PUT	1.850%	7/1/20	10,000	10,044
Austin TX Combined Utility System Revenue CP	1.580%	8/5/19	109,885	109,887
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	200	208
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	150	161
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	150	166
Austin TX GO	5.000%	9/1/19	2,865	2,874
Austin TX Water & Wastewater System
Revenue	5.000%	5/15/22 (ETM)	500	551
Austin TX Water & Wastewater System
Revenue	5.000%	5/15/22	500	553
Bexar County TX GO	5.000%	6/15/20	7,840	8,104
Bexar County TX GO	5.000%	6/15/20	2,595	2,683
Capital Area Housing Finance Corp. Texas
Revenue (Mission Trail El Camino Real
Apartments) PUT	2.100%	9/1/22	6,875	6,963
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	700	712
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,435	1,505
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/22	3,500	3,657
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,675
3 Clear Creek TX Independent School District GO	1.350%	8/15/22	10,500	10,502
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	9,950	9,972
Clear Creek TX Independent School District GO
PUT	2.150%	8/16/21	9,500	9,637
Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.470%	8/8/19 (4)	5,800	5,800
College Station TX GO	5.000%	2/15/21	3,145	3,330
College Station TX GO	5.000%	2/15/22	1,655	1,815
College Station TX GO	5.000%	2/15/23	1,735	1,965
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/21	770	812
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,277
Corpus Christi TX Independent School District
GO PUT	2.000%	8/15/19	5,500	5,501
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	4,020	4,255
Cypress-Fairbanks TX Independent School
District GO	4.000%	2/15/24	10,140	11,110
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	1,395	1,475
Cypress-Fairbanks TX Independent School
District GO PUT	2.500%	8/15/19	17,000	17,008
Cypress-Fairbanks TX Independent School
District GO PUT	4.000%	8/15/19	19,290	19,309

Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,375	5,379
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,000	5,004
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/17/20	5,700	5,798
Cypress-Fairbanks TX Independent School
District GO PUT	2.125%	8/16/21	1,195	1,214
Cypress-Fairbanks TX Independent School
District GO PUT	2.125%	8/16/21	5,160	5,242
Dallas County TX GO	5.000%	8/15/22	3,700	4,123
Dallas TX GO	5.000%	2/15/20	1,255	1,281
Dallas TX GO	5.000%	2/15/20	7,165	7,314
Dallas TX GO	5.000%	2/15/22	9,030	9,885
Dallas TX GO	5.000%	2/15/22	7,700	8,429
Dallas TX GO	5.000%	2/15/23	3,000	3,390
Dallas TX GO	5.000%	2/15/23	9,455	10,684
Dallas TX GO	5.000%	2/15/23	1,445	1,581
Dallas TX GO	5.000%	2/15/23	7,700	8,701
Dallas TX Independent School District GO PUT	5.000%	2/15/20	15,000	15,301
Dallas TX Independent School District GO PUT	5.000%	2/15/21	1,000	1,055
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/20	3,000	3,135
Deer Park TX Independent School District GO
PUT	3.000%	10/1/19	9,330	9,356
Denton County TX GO	5.000%	7/15/20	1,100	1,140
3 Denton TX Independent School District GO PUT	2.000%	8/1/24	4,500	4,619
3 Dickinson TX Independent School District GO
PUT	1.350%	8/1/19	5,350	5,350
Eagle Mountain & Saginaw TX Independent
School District GO	5.000%	8/15/19	1,435	1,437
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	10,000	10,000
3 Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/24	10,275	10,572
El Paso TX GO	5.000%	8/15/19	3,500	3,505
Fort Bend TX Independent School District GO	5.000%	8/15/22	2,455	2,553
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/19	4,610	4,610
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/20	5,455	5,462
Fort Bend TX Independent School District GO
PUT	1.500%	8/1/21	5,345	5,351
Fort Bend TX Independent School District GO
PUT	1.950%	8/1/22	12,500	12,722
Fort Worth TX GO	5.000%	3/1/22	1,100	1,167
Fort Worth TX GO	4.000%	3/1/23	2,255	2,477
1 Fort Worth TX Special Tax Revenue TOB VRDO	1.570%	8/7/19	11,675	11,675
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	1,680	1,715
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,089
Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21	1,880	1,921
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/22	1,665	1,826
Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,618
Frisco TX Independent School District GO	5.000%	8/15/22	1,210	1,351
Galveston County TX GO	4.000%	2/1/20	1,200	1,217
Georgetown TX Independent School District GO
PUT	2.500%	8/1/19	3,500	3,500

	Georgetown TX Independent School District GO
	PUT	2.000%	8/1/20	12,000	12,080
	Georgetown TX Independent School District GO
	PUT	2.750%	8/1/22	7,750	8,062
	Georgia GO PUT	1.950%	8/14/20	6,750	6,796
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/21	6,135	6,495
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/23	1,650	1,746
	Goose Creek TX Consolidated Independent
	School District GO PUT	1.180%	8/15/19	5,750	5,750
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue PUT	5.000%	10/1/23	15,000	17,127
	Grand Parkway Transportation Corp. Texas
	BAN	5.000%	2/1/23	104,460	117,207
1,2 Grapevine-Colleyville TX Independent School
	District GO PUT	1.530%	10/3/19	22,020	22,020
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20 (Prere.)	1,780	1,792
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20	1,970	1,985
	Harlandale TX Independent School District GO
	PUT	3.000%	8/15/21	13,775	13,991
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) VRDO	1.530%	8/1/19 LOC	5,740	5,740
2	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System), SIFMA
	Municipal Swap Index Yield + 0.830%	2.230%	6/1/21	1,000	1,004
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/20	4,000	4,179
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/21	1,580	1,710
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/22	1,000	1,119
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/23	1,250	1,443
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/24	2,000	2,373
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital) PUT	5.000%	10/1/24	10,000	11,803
2	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital) PUT, 68% of 1M USD LIBOR +
	0.850%	2.388%	6/1/20	32,500	32,568
	Harris County TX Cultural Education Facilities
	Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/19	500	505

Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/20	860	901
Harris County TX GO	5.000%	10/1/19	1,550	1,560
Harris County TX GO	5.000%	8/15/20	4,250	4,419
Harris County TX GO	5.000%	10/1/20	4,760	4,973
Harris County TX GO	5.000%	10/1/20	3,005	3,139
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.470%	8/8/19 (4)	8,300	8,300
1 Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue TOB VRDO	1.430%	8/7/19	6,660	6,660
Hays County TX GO	5.000%	2/15/22	600	657
Houston TX GO	5.000%	3/1/20	1,275	1,279
Houston TX GO	5.000%	3/1/20	2,500	2,557
Houston TX GO	5.000%	3/1/20	15,000	15,339
Houston TX GO	5.000%	3/1/20	3,030	3,099
Houston TX GO	5.000%	3/1/21	2,500	2,653
Houston TX GO	5.000%	3/1/21	17,850	18,941
Houston TX GO	5.000%	3/1/22	3,000	3,291
Houston TX GO	5.000%	3/1/23	1,750	1,983
Houston TX Independent School District GO	5.000%	2/15/21	17,605	18,645
Houston TX Independent School District GO	5.000%	2/15/22	2,515	2,758
Houston TX Independent School District GO
PUT	1.450%	6/1/20	16,580	16,602
Houston TX Independent School District GO
PUT	2.200%	6/1/20	6,000	6,045
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,450	3,516
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,400	3,465
Houston TX Independent School District GO
PUT	2.250%	6/1/22	20,500	21,033
Houston TX Independent School District GO
PUT	2.250%	6/1/22	12,500	12,801
Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,846
Houston TX Utility System Revenue	4.000%	11/15/21	1,795	1,908
2 Houston TX Utility System Revenue PUT, 70%
of 1M USD LIBOR + 0.360%	1.946%	8/1/21	45,100	45,124
2 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.300%	5/1/20	37,000	37,048
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,103
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/21	1,250	1,348
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/22	1,000	1,113
3 Irving TX GO	4.000%	9/15/22	2,980	3,238
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,042
Katy TX Independent School District GO	5.000%	2/15/20	2,600	2,655
2 Katy TX Independent School District GO PUT,
67% of 1M USD LIBOR + 0.550%	2.108%	8/15/19	29,930	29,931
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,101
Klein TX Independent School District GO	5.000%	8/1/19	2,025	2,025
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22 (Prere.)	505	523

Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22	5,100	5,249
Lamar TX Consolidated Independent School
District GO PUT	1.950%	8/17/20	17,205	17,333
Leander TX Independent School District GO	5.000%	8/15/21	1,500	1,618
Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,079
Leander TX Independent School District GO	5.000%	8/15/22	2,250	2,510
Leander TX Independent School District GO	5.000%	8/15/23	1,500	1,726
Lewisville TX Independent School District GO	5.000%	8/15/19	3,775	3,780
Lewisville TX Independent School District GO	5.000%	8/15/22	6,085	6,791
Lewisville TX Independent School District GO	5.000%	8/15/22	1,185	1,322
Lone Star College System Texas GO	5.000%	2/15/21	1,150	1,219
1 Lone Star College System Texas GO TOB
VRDO	1.430%	8/7/19 (Prere.)	17,400	17,400
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,021
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	695
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,950	2,152
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/23	3,205	3,421
1 Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.520%	8/7/19	5,370	5,370
Lubbock TX GO	5.000%	2/15/20	1,150	1,174
Lubbock TX GO	5.000%	2/15/20	1,010	1,031
Mansfield TX Independent School District GO
PUT	2.500%	8/1/21	8,285	8,467
Midlothian TX Independent School District GO
PUT	2.500%	8/1/20	5,500	5,569
3 Midlothian TX Independent School District
Revenue GO PUT	2.000%	8/1/24	3,265	3,355
2 Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.480%	10/1/19	3,750	3,751
New Caney TX Independent School District GO
PUT	3.000%	8/15/21	8,250	8,512
New Hope TX Cultural Education Facilities
Finance Corp Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/21	1,855	1,996
New Hope TX Cultural Education Facilities
Finance Corp Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/21	930	969
North East TX Independent School District GO	5.000%	8/1/21	1,160	1,249
North East TX Independent School District GO	5.000%	2/1/23	3,185	3,607
North East TX Independent School District GO
PUT	1.420%	8/1/21	545	544
North East TX Independent School District GO
PUT	2.375%	8/1/22	7,500	7,715
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	650	658
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/20	1,410	1,456
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/21	1,450	1,552
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/21	1,690	1,809

North Texas Municipal Water District
Wastewater System Revenue (Upper East
Interceptor)	5.000%	6/1/20	1,405	1,451
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/19	6,105	6,124
North Texas Municipal Water District Water
System Revenue	5.250%	9/1/22	4,705	5,193
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,108
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,217
3 North Texas Tollway Authority System Revenue	4.000%	1/1/22	1,000	1,066
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,725	2,976
North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,065	3,457
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,685	3,024
3 North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,000	2,253
3 North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,500	3,938
3 North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,625
3 North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,506
2 North Texas Tollway Authority System Revenue
PUT, SIFMA Municipal Swap Index Yield +
0.670%	2.070%	1/1/20	46,105	46,107
Northside Independent School District Texas
GO PUT	2.750%	8/1/23	15,840	16,662
Northside Independent School District Texas
GO	5.000%	8/1/20	2,315	2,405
Northside Independent School District Texas
GO PUT	2.125%	2/1/20	7,120	7,148
Northside Independent School District Texas
GO PUT	1.450%	6/1/20	15,935	15,951
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	1,665	1,666
Northside Independent School District Texas
GO	5.000%	2/15/21	1,000	1,059
Northside Independent School District Texas
GO PUT	2.000%	6/1/21	1,900	1,923
Northside Independent School District Texas
GO PUT	1.600%	8/1/24	16,750	16,855
3 Pasadena TX Independent School District GO
PUT	1.500%	8/15/24	15,000	15,007
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,736
Pflugerville TX Independent School District GO
PUT	2.000%	8/15/19	1,115	1,115
3 Pflugerville TX Independent School District GO
PUT	2.250%	8/15/22	1,725	1,772
Pflugerville TX Independent School District GO
PUT	2.500%	8/15/23	4,000	4,174
Richardson TX Independent School District GO	5.000%	2/15/21	3,125	3,311
Richardson TX Independent School District GO	5.000%	2/15/22	500	549
Rockwall TX GO	5.000%	8/1/19	2,300	2,300
Round Rock TX GO	5.000%	8/15/22	1,120	1,247
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,795
Round Rock TX Independent School District GO	5.000%	8/1/20	1,060	1,101
Round Rock TX Independent School District GO
PUT	1.500%	2/1/20	2,575	2,577
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,450	5,556
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	6,000	6,347

San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/19	45,000	45,245
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/21	31,725	32,041
San Antonio TX Electric & Gas Systems
Revenue PUT	2.750%	12/1/22	12,500	13,039
San Antonio TX GO	5.000%	2/1/20	2,000	2,039
San Antonio TX GO	5.000%	2/1/23	570	625
3 San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,395
3 San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,844
3 San Antonio TX Independent School District GO	5.000%	8/15/24	1,250	1,484
San Antonio TX Water Revenue PUT	2.000%	11/1/21	6,720	6,803
San Antonio TX Water Revenue PUT	2.000%	11/1/22	15,190	15,455
San Antonio TX Water Revenue PUT	2.625%	5/1/24	7,810	8,229
Sherman TX Independent School District GO
PUT	3.000%	8/1/20	1,525	1,552
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	500	541
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	500	559
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,915	1,952
Spring Branch TX Independent School District
GO PUT	1.550%	6/15/21	5,500	5,518
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,001
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	1.430%	8/7/19	9,240	9,240
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) TOB VRDO	1.520%	8/7/19	3,900	3,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20	500	517
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,181
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	964
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	850
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.440%	8/7/19	24,300	24,300
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.410%	8/7/19	2,000	2,000
Temple TX Independent School District GO	4.000%	2/1/22	1,120	1,167
Texas A&M University Revenue	4.000%	5/15/23	2,750	3,043
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/20	7,000	7,215
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	2,460	2,630
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,755	1,876
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,069

Texas City TX Independent School District GO	5.000%	8/15/20	560	583
Texas City TX Independent School District GO	5.000%	8/15/21	500	539
Texas City TX Independent School District GO	5.000%	8/15/22	225	251
Texas City TX Independent School District GO	5.000%	8/15/23	595	687
Texas GO	4.000%	8/1/19	1,320	1,320
Texas GO	5.000%	10/1/19	1,000	1,006
Texas GO	5.000%	8/1/20	1,000	1,038
Texas GO	5.000%	8/1/20	1,000	1,039
Texas GO	5.000%	10/1/20	1,250	1,307
Texas GO	5.000%	8/1/21	1,000	1,078
Texas GO	5.000%	8/1/22	2,500	2,693
Texas GO	5.000%	8/1/23	2,060	2,218
Texas GO VRDO	1.420%	8/7/19	21,940	21,940
Texas GO VRDO	1.600%	8/7/19	9,480	9,480
Texas GO VRDO	1.420%	8/7/19	54,840	54,840
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	1,350	1,367
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	7,700	8,108
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,815	2,010
Texas Public Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,568
Texas Public Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,645
Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,150	2,353
Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	978
Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	699
Texas Revenue	4.000%	8/29/19	317,770	318,412
Texas State University System Financing
System Revenue	5.000%	3/15/20	4,500	4,609
Texas State University System Financing
System Revenue	5.000%	3/15/21	2,250	2,391
Texas Transportation Commission GO	5.000%	4/1/20	2,800	2,873
Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,503
Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,325
Texas Transportation Commission GO	5.000%	10/1/21	1,980	2,146
2 Texas Transportation Commission GO PUT,
SIFMA Municipal Swap Index Yield + 0.300%	1.700%	10/1/21	109,275	109,019
Texas Transportation Commission Revenue	5.000%	10/1/19	19,935	20,063
Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,489
4 Texas Transportation Commission Revenue	5.000%	10/1/20	5,780	6,043
4 Texas Transportation Commission Revenue	5.000%	10/1/20	37,270	38,964
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	6,820	7,220
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	35,860	36,702
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,213
Texas Water Development Board Revenue	5.000%	4/15/21	4,755	5,068
Texas Water Development Board Revenue	5.000%	4/15/21	3,750	3,997
Texas Water Development Board Revenue	5.000%	8/1/21	4,375	4,713
Texas Water Development Board Revenue	5.000%	10/15/21	15,830	17,177
Texas Water Development Board Revenue	5.000%	4/15/22	5,095	5,624
Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,243
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,571
Texas Water Development Board Revenue	5.000%	10/15/22	11,305	12,690
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	1,896
Texas Water Financial Assistance GO	5.000%	8/1/20	2,500	2,598
Texas Water Financial Assistance GO	5.000%	8/1/20	6,935	7,206

Texas Water Financial Assistance GO	5.000%	8/1/21	1,000	1,078
Texas Water Financial Assistance GO	5.000%	8/1/21	2,000	2,155
Texas Water Financial Assistance GO	5.000%	8/1/22	1,670	1,799
Texas Water Financial Assistance GO	5.000%	8/1/22	1,520	1,638
Texas Water Financial Assistance GO	5.000%	8/1/22	5,600	6,033
Texas Water Financial Assistance GO	5.000%	8/1/22	965	1,076
Texas Water Financial Assistance GO	5.000%	8/1/22	3,035	3,385
Texas Water Financial Assistance GO	1.850%	2/1/20	2,000	2,009
Texas Water Financial Assistance GO	2.250%	2/1/20	9,000	9,086
3 Tomball TX Independent School District GO
PUT	1.100%	8/15/19	15,160	15,159
Tomball TX Independent School District GO
PUT	2.125%	8/15/21	1,000	1,015
Travis TX GO	2.000%	3/1/21	5,420	5,499
Travis TX GO	2.000%	3/1/22	5,530	5,652
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/20	1,000	1,038
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/21	1,000	1,076
Trinity River Authority of Texas Regional
Wastewater System Revenue	3.000%	8/1/22	2,045	2,155
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/22	2,020	2,248
3 United TX Independent School District GO	5.000%	8/15/21	2,305	2,482
3 United TX Independent School District GO	5.000%	8/15/22	2,855	3,175
3 United TX Independent School District GO	5.000%	8/15/23	3,415	3,920
3 United TX Independent School District GO	5.000%	8/15/24	685	811
University of North Texas Revenue	5.000%	4/15/20	1,650	1,695
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,036
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	2,415	2,594
University of Texas Permanent University Fund
Revenue	5.250%	7/1/21	1,650	1,780
University of Texas Permanent University Fund
Revenue VRDO	1.390%	8/7/19	15,000	15,000
University of Texas Revenue	5.000%	8/15/22	970	1,083
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	8,000	8,011
University of Texas System Revenue Financing
System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,574
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,041
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	5,100	5,308
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,135	3,263
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	3,809
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	1,880	2,028
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,285	2,552
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,000	1,154
Williamson County TX GO	5.000%	2/15/20	1,055	1,077
				2,487,364

Utah (0.8%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	1.380%	8/7/19	47,070	47,070
University of Utah Revenue	5.000%	8/1/19	1,000	1,000
University of Utah Revenue	5.000%	8/1/22	1,525	1,699
Utah County UT Hospital Revenue (IHC Health
Services) PUT	5.000%	8/1/22	32,000	35,158
Utah County UT Hospital Revenue (IHC Health
Services) VRDO	1.350%	8/7/19	12,650	12,650
Utah GO	5.000%	7/1/20	10,075	10,436
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,072
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,363
Utah Water Finance Agency Revenue VRDO	1.420%	8/7/19	13,000	13,000
				127,448
Vermont (0.0%)
3 University of Vermont & State Agricultural
College GO	5.000%	10/1/23	330	380
3 University of Vermont & State Agricultural
College GO	5.000%	10/1/24	450	533
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/19	475	479
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	600	622
Vermont GO	4.000%	8/15/19	2,615	2,618
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,127
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	560
				6,319
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,500	2,505

Virginia (2.3%)
Alexandria VA GO	5.000%	7/1/21	1,850	1,989
Alexandria VA GO	5.000%	7/15/21	1,985	2,137
Arlington County VA GO	5.000%	8/15/20	10,000	10,407
Chesapeake VA Economic Development
Authority Pollution Control Revenue PUT	1.900%	6/1/23	2,125	2,151
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	4.000%	7/1/22	650	702
Chesterfield County VA GO	5.000%	1/1/23	2,550	2,884
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/22	6,000	6,749
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,013
Fairfax County VA GO	4.000%	4/1/20	2,355	2,401
Fairfax County VA GO	5.000%	10/1/20	11,320	11,841
Fairfax County VA GO	4.000%	10/1/21	3,820	4,062
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) PUT	5.000%	5/15/23	14,500	16,529
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	11,182
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/21	1,000	1,074

Henrico County VA GO	5.000%	8/1/20	4,185	4,350
Henrico County VA GO	5.000%	8/1/21	5,115	5,515
Henrico County VA Water & Sewer Revenue	5.000%	5/1/22	1,315	1,454
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/20	450	452
Loudoun County VA GO	5.000%	12/1/22	5,125	5,784
Loudoun County VA GO	5.000%	12/1/23	5,000	5,834
Loudoun County VA GO	5.000%	12/1/23	4,670	5,264
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.800%	4/1/22	3,515	3,542
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.900%	6/1/23	4,000	4,059
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/20	500	508
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/21	1,010	1,062
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/22	900	978
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,222
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,763
1 Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) TOB VRDO	1.430%	8/7/19	12,860	12,860
Peninsula VA Town Center Community
Development Authority Revenue	4.000%	9/1/23	220	227
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	3,375	3,373
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group) VRDO	1.400%	8/7/19	78,110	78,110
Virginia Beach VA GO	5.000%	2/1/21	1,775	1,879
Virginia Beach VA GO	5.000%	4/1/22	1,685	1,858
Virginia Beach VA GO	5.000%	7/15/22	5,485	6,108
Virginia Beach VA GO	5.000%	7/15/22	4,430	4,933
Virginia Beach VA GO	5.000%	9/15/22	2,000	2,240
Virginia Beach VA GO	5.000%	7/15/23	2,755	3,170
Virginia Beach VA GO	5.000%	7/15/23	2,455	2,824
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	3,190	3,252
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	2,215	2,258
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	2,275	2,319
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	4,720	4,996

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (ETM)	95	100
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	2,140	2,265
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,930	6,276
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,905	6,250
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	500	529
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	7,780	8,528
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	6,195	6,791
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/23 (Prere.)	1,675	1,899
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/23	6,505	7,373
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	3,010	3,020
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/20	7,095	7,317
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21	5,450	5,833
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21	3,575	3,826
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,790	1,983
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,855	2,056
Virginia Commonwealth Transportation Board
Revenue (Corridor Development Program)	5.000%	5/15/21	1,950	2,087
Virginia GO	5.000%	6/1/21	1,000	1,071
1,2 Virginia GO PUT	1.530%	8/8/19	9,175	9,175
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	1,000	1,078
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	5,405	5,825
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	5,685	6,340
Virginia Public School Authority Revenue	5.000%	3/1/21	5,795	6,157
Virginia Public School Authority Revenue	5.000%	7/15/21	1,250	1,346
Virginia Public School Authority Revenue	5.000%	8/1/21	1,115	1,203
Virginia Public School Authority Revenue	5.000%	3/1/22	5,795	6,381
Virginia Public School Authority Revenue	5.000%	8/1/22	1,500	1,676
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	13,570	13,948

3 Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/21	1,580	1,714
2 Virginia Small Business Financing Authority
Hospital Revenue (Carilion Clinic) PUT	1.420%	8/7/19 LOC	15,000	15,000
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	1,750	1,766
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.900%	6/1/23	4,000	4,047
				392,175
Washington (2.2%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/23	500	562
2 Central Puget Sound WA Regional Transit
AuthoritySales & Use Tax Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.300%	1.700%	11/1/21	14,575	14,571
2 Everett WA GO PUT, SIFMA Municipal Swap
Index Yield + 0.400%	1.800%	12/1/19	2,855	2,855
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/22	600	654
King County WA (Bellevue School District) GO	5.000%	12/1/23	1,800	2,093
King County WA GO	5.000%	12/1/19	2,885	2,922
King County WA School District No. 414 GO	4.000%	12/1/19	1,020	1,030
King County WA School District No. 414 GO	5.000%	12/1/21	1,000	1,090
King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,668
King County WA Sewer Revenue PUT	2.450%	12/1/20	35,000	35,261
King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,468
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/19	3,500	3,545
Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,389
Port of Seattle WA Revenue	5.000%	1/1/21	1,345	1,420
Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21	4,895	5,258
Seattle WA GO	5.000%	6/1/20	4,360	4,501
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21 (Prere.)	1,355	1,434
Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21	1,000	1,064
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	7,630	7,778
2 Seattle WA Municipal Light & Power Revenue
PUT, SIFMA Municipal Swap Index Yield +
0.290%	1.690%	11/1/21	24,850	24,876
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,117
Seattle WA Water System Revenue	5.000%	5/1/21	1,180	1,260
Spokane WA Water & Wastewater System
Revenue	5.000%	12/1/22	6,435	7,247
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/22	750	819
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/23	710	796
University of Washington Revenue PUT	5.000%	5/1/22	11,920	12,896
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,066
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22	5,775	6,184
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22	1,680	1,804
Washington COP	5.000%	7/1/21	5,010	5,378
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	19,706
Washington GO	4.000%	8/1/19	15,435	15,435
Washington GO	5.000%	8/1/19	4,500	4,500

Washington GO	5.000%	2/1/20	5,350	5,455
Washington GO	5.000%	2/1/20	4,820	4,914
Washington GO	5.000%	8/1/20	3,155	3,279
Washington GO	5.000%	1/1/21	2,000	2,111
Washington GO	5.000%	7/1/21	4,195	4,344
Washington GO	5.000%	8/1/21	22,540	24,290
Washington GO	5.000%	8/1/21	1,240	1,336
Washington GO	5.000%	8/1/21	12,720	13,708
Washington GO	5.000%	2/1/22	1,500	1,644
Washington GO	5.000%	7/1/22	9,720	10,440
Washington GO	5.000%	7/1/22	2,260	2,513
Washington GO	5.000%	8/1/22	5,530	6,165
Washington GO	5.000%	2/1/23	1,115	1,180
Washington GO	5.000%	7/1/24	1,000	1,112
1 Washington GO TOB VRDO	1.430%	8/7/19	29,420	29,420
1 Washington GO TOB VRDO	1.430%	8/7/19 (Prere.)	11,790	11,790
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	1.430%	8/7/19	7,875	7,875
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	6,165	6,650
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	3.500%	7/1/23	1,505	1,521
Washington Housing Finance Commission
Revenue (SAG Preservation Portfolio
Projects) PUT	2.550%	7/1/21	3,125	3,172
Washington State University General Revenue	5.000%	10/1/21	590	639
Washington State University General Revenue	5.000%	10/1/23	350	405
				365,610
West Virginia (0.3%)
1 West Virginia Economic Development Authority
Lottery Revenue TOB VRDO	1.500%	8/7/19	7,210	7,210
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,105
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	7,310	7,463
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	10,000	10,271
West Virginia GO	5.000%	6/1/20	1,400	1,445
West Virginia GO	5.000%	6/1/22	3,610	4,002
West Virginia GO	5.000%	12/1/22	2,645	2,982
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/20	400	406
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/21	570	598
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/23	1,075	1,197
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/21	2,030	2,178

West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/22	2,130	2,362
West Virginia University Revenue	5.000%	10/1/22	3,675	3,967
2 West Virginia University Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.530%	1.930%	10/1/19	8,575	8,576
				57,762
Wisconsin (0.9%)
DeForest WI Area School District GO	5.000%	4/1/21	550	585
Madison WI GO	4.000%	10/1/19	2,395	2,406
Milwaukee WI GO	4.000%	3/1/20	13,130	13,352
Waukesha WI School District GO	3.000%	4/1/21	800	824
Waukesha WI School District GO	3.000%	4/1/22	1,100	1,152
Waukesha WI School District GO	3.000%	4/1/23	1,200	1,276
Wisconsin General Fund Annual Appropriation
Revenue	5.000%	5/1/21	3,250	3,470
Wisconsin General Fund Annual Appropriation
Revenue	5.000%	5/1/22	8,100	8,952
Wisconsin GO	5.000%	5/1/20	23,790	24,489
Wisconsin GO	5.000%	5/1/21	1,250	1,335
Wisconsin GO	5.000%	11/1/21	5,000	5,435
Wisconsin GO	5.000%	11/1/22	1,000	1,086
2 Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group) PUT, SIFMA Municipal
Swap Index Yield + 0.350%	1.750%	7/28/21	4,000	3,992
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	310
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,100
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	1.375%	12/3/19	18,845	18,851
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	550	586
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,024
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,061
Wisconsin Health & Educational Facilities
Authority Revenue (Mequon Jewish Project)
VRDO	1.550%	8/7/19 LOC	13,520	13,520
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	1.450%	8/7/19 LOC	25	25
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.950%	5/1/20	3,750	3,754
1 Wisconsin Public Finance Authority Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	1.510%	8/7/19	37,325	37,325
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	225	229
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/19	440	444

Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/20	425	441
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/21	750	797
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/22	750	814
				148,635
Wyoming (0.0%)
2 Wyoming Community Development Authority
PUT, SIFMA Municipal Swap Index Yield +
0.320%	1.720%	9/1/21	4,000	4,006

Total Tax-Exempt Municipal Bonds (Cost $16,635,133)				16,751,451
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
6 Vanguard Municipal Cash Management Fund
(Cost $445,737)	1.449%		4,457,238	445,768
Total Investments (102.0%) (Cost $17,080,870)				17,197,219
Other Assets and Liabilities-Net (-2.0%)				(344,349)
Net Assets (100%)				16,852,870

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $2,572,949,000, representing 15.3% of net assets.
2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2019.
4 Securities with a value of $3,908,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.

Short-Term Tax-Exempt Fund

GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	9,887	2,119,835	(3,101)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(2,103)	(247,218)	(1,909)
10-Year U.S. Treasury Note	September 2019	(1,480)	(188,584)	(1,039)
				(2,948)
				(6,049)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Short-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,751,451	—
Temporary Cash Investments	445,768	—	—
Futures Contracts—Assets[1]	131	—	—
Futures Contracts—Liabilities[1]	(1,932)	—	—
Total	443,967	16,751,451	—
1 Represents variation margin on the last day of the reporting period.